PACIFIC SELECT FUND    PROSPECTUS MAY 1, 2001

                       This prospectus tells you about 27 of the Pacific Select Fund's portfolios. It's designed to help you choose among the investment options available under certain variable annuity contracts or variable life insurance policies.

                       You'll find details about how an annuity contract or life insurance policy works in the product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

You should be aware    THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO
that the Securities    MANAGERS
and Exchange           (listed alphabetically by portfolio manager)
Commission has not
reviewed any of        Blue Chip Portfolio             AIM
these portfolios
for their              Aggressive Growth Portfolio     AIM
investment merit,
and does not           Aggressive Equity Portfolio     Alliance Capital
guarantee that the
information in this    Emerging Markets Portfolio      Alliance Capital
prospectus is
accurate or            Diversified Research Portfolio  Capital Guardian
complete. It is a
criminal offense       Small-Cap Equity Portfolio      Capital Guardian
to say otherwise.
                       I-Net Tollkeeper Portfolio(SM)  Goldman Sachs

                       Financial Services Portfolio    INVESCO

                       Health Sciences Portfolio       INVESCO

                       Technology Portfolio            INVESCO

                       Telecommunications Portfolio    INVESCO

                       Multi-Strategy Portfolio        J.P. Morgan

                       Equity Income Portfolio         J.P. Morgan

                       Strategic Value Portfolio       Janus

                       Growth LT Portfolio             Janus

                       Focused 30 Portfolio            Janus

                       Mid-Cap Value Portfolio         Lazard

                       International Value Portfolio   Lazard

                       Capital Opportunities           MFS
                        Portfolio

                       Global Growth Portfolio         MFS

                       Equity Index Portfolio          Mercury Advisors

                       Small-Cap Index Portfolio       Mercury Advisors

                       REIT Portfolio                  Morgan Stanley

                       Inflation Managed Portfolio     PIMCO
                        (formerly called Government Securities Portfolio)

                       Managed Bond Portfolio          PIMCO

                       Money Market Portfolio          Pacific Life

                       High Yield Bond Portfolio       Pacific Life

YOUR GUIDE TO THIS PROSPECTUS

                       This prospectus is designed to help you make informed decisions about the investments available under your variable annuity contract or variable life insurance policy.

                       We've divided the prospectus into six sections to make it easy for you to find what you're looking for.

Please contact         The first section, An overview of the Pacific Select
Pacific Life, the      Fund, contains a summary of the objectives, holdings
fund's adviser, if     and risks of 27 of the Pacific Select Fund's
you have any           portfolios. It will help you understand the differences
questions about any    between the portfolios, the risks associated with each,
of the Pacific         and how risk and investment objectives relate.
Select Fund
portfolios.            About the portfolios tells you the following important
                       things about each portfolio:
Call toll-free:
Annuities: 1-800-      . The portfolio's investment goal - what the portfolio
722-2333                 is trying to achieve.
Life insurance:
1-800-800-7681         . What the portfolio invests in - how the portfolio
                         tries to meet its investment goal. It tells you the portfolio's principal investments and strategies, and any special focus, such as an emphasis on certain countries or industry sectors. Some portfolios have policies on the amount they can invest in certain kinds of securities. These policies apply at the time the investment is made.

                       . Risks you should be aware of - the principal risks
                         associated with each portfolio. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. Every portfolio has some degree of risk depending on what it invests in and what strategies it uses. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment.

                       . How the portfolio has performed - lets you compare
                         portfolio performance. The bar chart and performance table show the portfolio's annual returns and year to year performance. Performance tables include a relevant index to allow you to measure the portfolio's performance against a benchmark. Unlike the portfolios, the indexes are unmanaged and do not incur any transaction costs.

                       . Who manages the portfolio - tells you about the
                         people and firms that manage each portfolio. Pacific Life is the adviser to the Pacific Select Fund and manages two of the portfolios directly. To manage the other portfolios, Pacific Life and the fund have retained other portfolio managers. You'll find information about Pacific Life and the other managers starting on page 62.

                       Performance of comparable accounts shows you how a substantially similar account (or composite of accounts), managed by the companies that now manage the portfolios have performed in the past. It does not show you how the fund's portfolios have performed or will perform. For portfolios with less than 1 year of performance history, Performance of comparable accounts, if available, may be found following each portfolio's description in About the portfolios. For the Emerging Markets, Diversified Research, International Value and Inflation Managed Portfolios, Performance of comparable accounts may be found following the section Managing the Pacific Select Fund.

                       When showing comparable performance, the portfolio manager generally includes all accounts with substantially similar goals and policies. The manager may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect the manager's performance, or that do not meet other established criteria to be included in a published composite.

                       Turn to the other three sections of the prospectus - Managing the Pacific Select Fund, Information for investors and Financial highlights - for information about the portfolio management firms, fees and expenses the fund pays, how shares are priced, and fund performance and financial information.

                   An overview of the Pacific Select Fund           4
                   ---------------------------------------------------
                   About the portfolios
                   Blue Chip Portfolio                              8
                   Aggressive Growth Portfolio                     10
                   Aggressive Equity Portfolio                     12
                   Emerging Markets Portfolio                      14
                   Diversified Research Portfolio                  16
                   Small-Cap Equity Portfolio                      18
                   I-Net Tollkeeper Portfolio(SM)                  20
                   Financial Services Portfolio                    22
                   Health Sciences Portfolio                       24
                   Technology Portfolio                            26
                   Telecommunications Portfolio                    28
                   Multi-Strategy Portfolio                        30
                   Equity Income Portfolio                         32
                   Strategic Value Portfolio                       34
                   Growth LT Portfolio                             36
                   Focused 30 Portfolio                            38
                   Mid-Cap Value Portfolio                         40
                   International Value Portfolio                   42
                   Capital Opportunities Portfolio                 44
                   Global Growth Portfolio                         46
                   Equity Index Portfolio                          48
                   Small-Cap Index Portfolio                       50
                   REIT Portfolio                                  52
                   Inflation Managed Portfolio                     54
                    (formerly called Government Securities
                     Portfolio)
                   Managed Bond Portfolio                          56
                   Money Market Portfolio                          58
                   High Yield Bond Portfolio                       60
                   ---------------------------------------------------
                   Managing the Pacific Select Fund
                   About the portfolio managers                    62
                   Fees and expenses paid by the fund              66
                   How the fund is organized                       67
                   ---------------------------------------------------
                   Performance of comparable accounts              68
                   ---------------------------------------------------
                   Information for investors                       72
                   ---------------------------------------------------
                   Financial highlights                            73
                   ---------------------------------------------------
                   Where to go for more information        back cover
                   ---------------------------------------------------

Pacific Select Fund is only available as the underlying investment fund for variable life insurance and annuity products issued or administered by Pacific Life Insurance Company and Pacific Life & Annuity Company (PL&A). Pacific Life Insurance Company is licensed to solicit life insurance and annuity products in all states except New York. Product availability and features may vary by state. PL&A's individual life insurance policies are approved for sale in New York only. Neither company is responsible for the insurance or annuity obligations of the other.

AN OVERVIEW OF THE PACIFIC SELECT FUND

This table is a summary of the goals, investments and risks of 27 of the fund's portfolios. Any time you invest, there is a risk of loss of money. The summary table is designed to help you understand the differences between the portfolios, the risks associated with each, and how risks and investment goals relate.

Changes in the economy and financial markets affect the performance of each of the Pacific Select Fund portfolios. The portfolios are also affected by other kinds of risks, depending on the types of securities they invest in. There's also the possibility that investment decisions portfolio managers make will not accomplish what they were designed to achieve, or that the portfolio will not achieve its investment goal.

Equity securities historically have offered the potential for greater long-term growth than most fixed income securities, but they also tend to have larger and more frequent changes in price, which means there's a greater risk you could lose money over the short term. The prices of a company's equity securities change in response to many factors, including the company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

In addition, foreign equity and fixed income securities may be affected by exchange rate changes, political and economic circumstances throughout the world, and relatively lower liquidity compared to U.S. securities.

Each of the portfolios may lend up to 33 1/3% of its assets to seek additional income. All loans must be secured by collateral. In connection with such lending there is a risk of delay in return of the securities loaned or possible loss of rights in collateral should the borrower become insolvent.

 PORTFOLIO AND MANAGER              INVESTMENT GOAL
 Blue Chip Portfolio                Long-term growth of capital. Current
 AIM                                income is of secondary importance.

 Aggressive Growth Portfolio        Long-term growth of capital.
 AIM

 Aggressive Equity Portfolio        Capital appreciation.
 Alliance Capital

 Emerging Markets Portfolio         Long-term growth of capital.
 Alliance Capital

 Diversified Research Portfolio     Long-term growth of capital.
 Capital Guardian

 Small-Cap Equity Portfolio         Long-term growth of capital.
 Capital Guardian

 I-Net Tollkeeper Portfolio(SM)     Long-term growth of capital.
 Goldman Sachs

 Financial Services Portfolio       Long-term growth of capital.
 INVESCO

 Health Sciences Portfolio          Long-term growth of capital.
 INVESCO

 Technology Portfolio               Long-term growth of capital.
 INVESCO

 Telecommunications Portfolio       Long-term growth of capital. Current
 INVESCO                            income is of secondary importance.

 Multi-Strategy Portfolio           High total return.
 J.P. Morgan

 Equity Income Portfolio            Long-term growth of capital and income.
 J.P. Morgan

      THE PORTFOLIO'S MAIN INVESTMENTS                          THE PORTFOLIO'S MAIN RISKS

      Equity securities of "blue chip" companies--               Price volatility and other risks that accompany an
      typically large companies that are well established        investment in equity securities.
      in their respective industries.


      Equity securities of small- and medium-sized growth        Price volatility and other risks that accompany an
      companies.                                                 investment in small and medium-sized growth companies.
                                                                 Particularly sensitive to price swings during periods of
                                                                 economic uncertainty.

      Equity securities of small emerging-growth companies       Price volatility and other risks that accompany an
      and medium-sized companies.                                investment in small emerging-growth companies and medium-
                                                                 sized companies. Particularly sensitive to price swings
                                                                 during periods of economic uncertainty.


      Equity securities of companies that are located            Price volatility and other risks that accompany an
      in countries generally regarded as "emerging market"       investment in emerging markets. Sensitive to currency
      countries.                                                 exchange rates, international political and economic
                                                                 conditions and other risks that affect foreign securities.
                                                                 May have greater price swings than most of the portfolios.

      Equity securities of U.S. companies and securities         Price volatility and other risks that accompany an
      whose principal markets are in the U.S.                    investment in equity securities.

      Equity securities of smaller and medium-sized              Price volatility and other risks that accompany an
      companies.                                                 investment in growth-oriented and smaller and medium-sized companies. Particularly sensitive to price swings during
                                                                 periods of economic uncertainty.

      Equity securities of companies which use, support,         Price volatility and other risks that accompany an
      or relate directly or indirectly to use of the             investment in equity securities in technology companies.
      Internet. Such companies include those in the media,       Particularly sensitive to price swings because of
      telecommunications, and technology sectors.                concentration of investments in a narrow industry sector and significant participation in the initial public offering
                                                                 market.

      Equity securities in the financial services sector.        Price volatility and other risks that accompany an
      Such companies include banks, insurance companies,         investment in equity securities in financial services
      brokerage firms and other finance-related firms.           companies. Particularly sensitive to price swings because of concentration of investments in a narrow industry sector.

      Equity securities in the health sciences sector.           Price volatility and other risks that accompany an
      Such companies include medical equipment or                investment in equity securities in health sciences
      supplies, pharmaceuticals, health care facilities          companies. Particularly sensitive to price swings because of
      and health sciences- related firms.                        concentration of investments in a narrow industry sector.

      Equity securities in the technology sector. Such           Price volatility and other risks that accompany an
      companies include biotechnology, communications,           investment in equity securities in technology companies.
      computers, electronics, Internet telecommunications,       Particularly sensitive to price swings because of
      networking, robotics, video and other technology-          concentration of investments in a narrow industry sector.
      related firms.

      Equity securities in the telecommunications sector.        Price volatility and other risks that accompany an
      Such as companies that offer telephone service,            investment in equity securities in telecommunications
      wireless communications, satellite communications,         companies. Particularly sensitive to price swings because of
      television and movie programming, broadcasting and         concentration of investments in a narrow industry sector.
      Internet access.

      A mix of equity and fixed income securities.               Price volatility and other risks that accompany an
                                                                 investment in equity securities. Credit, interest rate and other risks that accompany an investment in fixed income
                                                                 securities.

      Equity securities of large and medium-sized                Price volatility and other risks that accompany an
      dividend-paying U.S. companies.                            investment in equity securities.

AN OVERVIEW OF THE PACIFIC SELECT FUND

Unless otherwise noted, each portfolio that invests principally in equity securities may temporarily change its investment strategies if the portfolio manager believes economic conditions make it necessary to try to protect the portfolio from potential loss. In that case, or for management of cash balances, the portfolios (including portfolios with international holdings) may invest in U.S. government securities, higher-quality corporate fixed income securities, mortgage-related and asset-backed securities, or money market instruments, which may prevent the portfolio from achieving its investment goal. In addition, portfolios that invest principally in securities of small to medium-size companies may invest in preferred stocks and larger-capitalization stocks under these circumstances.

Many of the investment techniques and strategies discussed in the prospectus, and in the Statement of Additional Information (SAI) are discretionary, which means that portfolio managers can decide if they want to use them or not. Portfolio managers may also use investment techniques or make investments in securities that are not part of a portfolio's principal investment strategy. A portfolio's stated investment goal cannot be changed without the approval of shareholders. Investment policies may be changed from time to time by the fund's board of trustees without shareholder approval.

You'll find more information about each portfolio's recent strategies and holdings in the most recent report to shareholders, and a more detailed discussion of each portfolio's investments, strategies and risks in the SAI. Please turn to the back cover of the prospectus for information about how to get copies of these documents.

Although some portfolios may have names or investment objectives that resemble retail mutual funds managed by the same portfolio manager, the fund's portfolios may not have the same underlying holdings or performance as those retail mutual funds.

 PORTFOLIO AND MANAGER              INVESTMENT GOAL
 Strategic Value Portfolio          Long-term growth of capital.
 Janus

 Growth LT Portfolio                Long-term growth of capital consistent
 Janus                              with the preservation of capital.

 Focused 30 Portfolio               Long-term growth of capital.
 Janus

 Mid-Cap Value Portfolio            Capital appreciation.
 Lazard

 International Value Portfolio      Long-term capital appreciation primarily
 Lazard                             through investment in equity securities
                                    of corporations domiciled in countries
                                    other than the U.S.

 Capital Opportunities Portfolio    Long-term growth of capital.
 MFS

 Global Growth Portfolio            Long-term growth of capital.
 MFS

 Equity Index Portfolio             Investment results that correspond to
 Mercury Advisors                   the total return of common stocks
                                    publicly traded in the U.S.

 Small-Cap Index Portfolio          Investment results that correspond to
 Mercury Advisors                   the total return of an index of small
                                    capitalization companies.

 REIT Portfolio                     Current income and long-term capital
 Morgan Stanley                     appreciation.

 Inflation Managed Portfolio        Maximize total return consistent with
  (formerly called Government       prudent investment management.
  Securities Portfolio)
 PIMCO

 Managed Bond Portfolio             Maximize total return consistent with
 PIMCO                              prudent investment management.

 Money Market Portfolio             Current income consistent
 Pacific Life                       with preservation
                                    of capital.

 High Yield Bond Portfolio          High level of current income.
 Pacific Life

 THE PORTFOLIO'S MAIN INVESTMENTS          THE PORTFOLIO'S MAIN RISKS
 Equity securities with the potential      Price volatility and other risks that accompany an
 for long-term growth of capital.          investment in equity securities. Particularly sensitive to price swings because the portfolio is classified as "non-
                                           diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio.

 Equity securities of a large number       Price volatility and other risks that accompany an
 of companies of any size.                 investment in equity securities.

 Equity securities selected for their      Price volatility and other risks that accompany an
 growth potential.                         investment in equity securities. Particularly sensitive to price swings because the portfolio is classified as "non-
                                           diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio.

 Equity securities of medium-sized         Price volatility and other risks that accompany an equity
 U.S. companies believed to be             investment in medium-sized companies.
 undervalued.

 Equity securities of companies of any     Price volatility and other risks that accompany an
 size located in developed countries       investment in foreign equities. Sensitive to currency
 outside of the U.S.                       exchange rates, international political and economic
                                           conditions and other risks that affect foreign securities.

 Equity securities with the potential      Price volatility and other risks that accompany an
 for long-term growth of capital.          investment in equity securities.

 Equity securities of any size located     Price volatility and other risks that accompany an
 within and outside of the U.S.            investment in equity securities. May be particularly
                                           sensitive to currency exchange rates, international
                                           political and economic conditions and other risks that
                                           affect foreign securities. The portfolio is classified as
                                           "non-diversified"--it may hold securities from a fewer
                                           number of issuers than a diversified portfolio, making it
                                           particularly sensitive to price swings.

 Equity securities of companies that       Price volatility and other risks that accompany an
 are included in the Standard & Poor's     investment in equity securities. May be particularly
 500 Composite Stock Price Index.          susceptible to a general decline in the U.S. stock market
                                           because it cannot change its investment strategy, even
                                           temporarily to protect it from loss during poor economic
                                           conditions.

 Equity securities of companies that       Price volatility and other risks that accompany an
 are included in the Russell 2000          investment in smaller companies. May be particularly
 Small Stock Index.                        susceptible to a general decline in the U.S. stock market
                                           because it cannot change its investment strategy, even
                                           temporarily to protect it from loss during poor economic
                                           conditions.

 Equity securities of U.S. and non-        Price volatility and the risks associated with the real
 U.S. companies principally engaged in     estate market. Particularly sensitive to price swings
 the U.S. real estate industry.            because the portfolio is classified as "non-diversified"--it may hold securities from a fewer number of issuers than a
                                           diversified portfolio and because of concentration of
                                           investments in a narrow industry sector.

 Inflation-indexed bonds of varying        Changes in real interest rates (rates that are adjusted to
 maturities issued by the U.S. and non     reflect expected inflation rates), credit, interest rate and
 U.S. governments, their agencies and      other risks that accompany an investment in government and
 government sponsored enterprises, and     corporate bonds and in mortgage-related investments.
 corporations, forward contracts and       Generally has the least credit risk of the bond portfolios.
 derivative instruments relating to
 such securities.

 Medium and high-quality fixed income      Credit, interest rate, prepayment, and other risks that
 securities with varying terms to          accompany an investment in medium and high-quality fixed
 maturity.                                 income securities and in mortgage-related investments.

 Highest quality money market              Credit and interest rate risks that accompany an investment
 instruments believed to have limited      in high quality short-term instruments. Intended to have the
 credit risk.                              least investment risk of all of the portfolios.

 Fixed income securities with lower        Credit, interest rate, liquidity and other risks that
 and medium-quality credit ratings and     accompany an investment in lower-quality fixed income
 intermediate to long terms to             securities. Particularly sensitive to credit risk during
 maturity.                                 economic downturns.

ABOUT THE PORTFOLIOS   BLUE CHIP PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ---------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal        Current income is of secondary importance.

                       [SYMBOL] ---------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its total assets in the common
                       stocks of blue chip companies, including foreign securities. Blue chip companies are those companies that the portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries.

                       The managers consider whether to sell a particular security when they believe the security no longer has above-average growth potential.

                       When the managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, they may invest in U.S. government securities, convertible securities and high-quality debt securities.

                       [SYMBOL] ----------------------------------------------

Risks you should be    The Blue Chip Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities.      unstable political and economic conditions, a lack of
                         adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                            BLUE CHIP PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Who manages the        Monika H. Degan, CFA, is an investment officer and
portfolio              senior portfolio manager at AIM and has been associated
                       with AIM and/or its affiliates since 1995. Before
[LOGO OF A I M         joining AIM, she was an analyst with Shell Oil Co.
CAPITAL APPEARS        Pension Trust. Ms. Degan has 9 years of investment
HERE]                  experience and a BA and an MBA from the University of
                       Houston.
The Blue Chip
Portfolio is           Jonathan C. Schoolar, CFA, is senior vice president of
managed by A I M       AIM and heads the large-cap growth investment
Capital Management,    management unit. Mr. Schoolar has been associated with
Inc. (AIM). You'll     AIM and/or its affiliates since 1986, has 17 years of
find more about AIM    investment experience and a BA from the University of
on page 62.            Texas.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Blue Chip Portfolio -- it shows the performance of a
performance to         similar account managed by AIM.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                           AIM
historical                                Blue Chip Fund,          S&P 500
performance of the     Year/Period        Class A (%)/1/           Index (%)/2/
AIM Blue Chip Fund,    --------------------------------------------------------
Class A. The mutual    2000               (9.29)                   (9.11)
fund has investment    1999               25.65                    21.04
objectives,            1998               30.42                    28.58
policies and           1997               31.91                    33.36
strategies that are    1996               23.75                    22.96
substantially          1995               32.00                    37.58
similar to those of    1994                4.66                     1.32
the Blue Chip          1993                4.61                    10.08
Portfolio.             1992                2.64                     7.62
                       1991               30.32                    30.47
The performance        --------------------------------------------------------
shows the              1 year             (9.29)                   (9.11)
historical track       5 years            19.40                    18.35
record of the          10 years           16.71                    17.46
portfolio manager      --------------------------------------------------------
and is not intended
to imply how the       /1/ This column shows performance of the AIM Blue Chip
Blue Chip Portfolio        Fund, Class A after advisory fees and operating
has performed or           expenses of the AIM Blue Chip Fund, Class A have been
will perform. Total        deducted, including custody fees and other expenses
returns represent          normally paid by mutual funds and which the Blue Chip
past performance of        Portfolio will pay.
the AIM Blue Chip
Fund, Class A and      /2/ This column shows performance of the S&P 500 Index,
not the Blue Chip          an index of the stocks of approximately 500 large-
Portfolio.                 capitalization U.S. companies. Results include
                           reinvested dividends.
Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   AGGRESSIVE GROWTH PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] ------------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest in common stocks of companies whose earnings the
                       portfolio managers expect to grow at an above average
A company's            rate (typically, more than 15% per year). The portfolio
"capitalization" is    will invest in securities of small- and medium-sized
a measure of its       growth companies. The portfolio managers focus on
size. Capitalization   companies they believe are likely to benefit from new
is calculated by       and innovative products, services or processes as well
multiplying the        as those that have experienced above-average, long-term
current share price    growth in earnings and those the managers believe have
by the number of       excellent prospects for future growth. The managers
shares held by         normally consider whether to sell a particular security
investors.             when any of those factors materially changes.


                       [SYMBOL] ------------------------------------------------

Risks you should be    The Aggressive Growth Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued."

                         Small emerging growth companies may be more susceptible to larger price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign investments      unstable political and economic conditions, a lack of
that are                 adequate and timely company information, differences
principally traded       in the way securities markets operate, relatively
outside the U.S.         lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                    AGGRESSIVE GROWTH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Who manages the        Ryan E. Crane, CFA, has been a portfolio manager at AIM
portfolio              since 1999 and has been associated with AIM and/or its
                       affiliates since 1994. Mr. Crane has 6 years of
[LOGO OF AIM           investment experience and a BS from the University of
CAPITAL APPEARS        Houston.
HERE]
                       Robert M. Kippes is a senior portfolio manager of AIM
The Aggressive         and has been associated with AIM and/or its affiliates
Growth Portfolio is    since 1989. Mr. Kippes has 11 years of investment
managed by A I M       experience and a BA from Stephen F. Austin University.
Capital Management,
Inc. (AIM). You'll     Jay K. Rushin, CFA, is a portfolio manager of AIM and
find more about AIM    has been associated with AIM and/or its affiliates
on page 62.            since 1994. Mr. Rushin was associate equity analyst
                       with Prudential Securities from 1996-1998 and has 6 years of investment experience. Mr. Rushin has a BA from Florida State University.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Aggressive Growth Portfolio -- it shows the performance
performance to         of a similar account managed by AIM.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000

The chart to the                        AIM
right shows the                         Aggressive Growth          Russell 2500
historical             Year/Period      Fund, Class A (%)/1/       Index (%)/2/
performance of the     ---------------------------------------------------------
AIM Aggressive         2000              3.00                       4.27
Growth Fund, Class     1999             44.98                      24.15
A. The mutual fund     1998              4.99                       0.38
has investment         1997             12.24                      24.36
objectives,            1996             14.34                      19.03
policies and           1995             41.51                      31.70
strategies that        1994             17.18                      (1.06)
are substantially      1993             32.03                      16.54
similar to those of    1992             21.34                      16.19
the Aggressive         1991             63.90                      46.70
Growth Portfolio.      ---------------------------------------------------------
                       1 year            3.00                       4.27
The performance        5 years          15.01                      13.98
shows the              10 years         24.24                      17.41
historical track       ---------------------------------------------------------
record of the
portfolio manager      /1/ This column shows performance of the AIM Aggressive
and is not intended        Growth Fund, Class A after advisory fees and
to imply how the           operating expenses of the AIM Aggressive Growth
Aggressive Growth          Fund, Class A have been deducted, including custody
Portfolio has              fees and other expenses normally paid by mutual funds
performed or will          and which the Aggressive Growth Portfolio will pay.
perform. Total
returns represent      /2/ This column shows performance of the Russell 2500
past performance of        Index, an index consisting of 2,500 of the smallest
the AIM Aggressive         companies in the Russell 3000 Index. Results include
Growth Fund, Class         reinvested dividends.
A and not the
Aggressive
Growth Portfolio.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   AGGRESSIVE EQUITY PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks capital appreciation. No
investment goal        consideration is given to income.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in small emerging-growth companies and medium-
                       sized companies, but it may also invest in larger, more
A company's            well-established companies. It tends to emphasize
"capitalization" is    companies that have a total market capitalization of up
a measure of its       to $5 billion. The portfolio focuses primarily on U.S.
size.                  companies, but may invest in companies located outside
Capitalization is      of the U.S.
calculated by
multiplying the        Investments principally include common stock, as well
current share price    as preferred stocks, fixed income securities - some of
by the number of       which can be converted to equity securities, and
shares held by         warrants.
investors.
                       The portfolio management team looks for rapidly growing
Price to earnings      companies that are expected to meet or exceed growth
ratio (P/E) is one     and/or operating targets set by the team, and that are
way of measuring       showing improving fundamentals and/or favorable
the value of a         earnings momentum. Within these guidelines, the team
company. It's          principally looks for three kinds of companies:
simply the price of
a stock divided by     . undervalued companies, whose shares are being sold at
its estimated or         a discount relative to the shares of similar
actual earnings per      companies, and that the team believes are likely to
share. A high P/E        exceed growth expectations
ratio could
indicate a high        . developmental stage companies, such as technology and
level of investor        biotechnology companies, whose current stock prices
confidence in the        do not fairly reflect the value of research and whose
company.                 development efforts are aimed at generating
                         attractive future financial returns

                       . companies in mature or cyclical industries that are
                         displaying greater than average growth
                         characteristics.

                       Before investing in a company, the team usually meets with the company's management team, customers, competitors and suppliers, and may consult with external industry analysts. The team also analyzes the company's cash flow trends to try to determine its financial stability and the reliability of its projected earnings. The team may buy index options to try to increase returns, and use options and other derivatives to offset changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Aggressive Equity Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
Companies that are     offer the potential for greater long-term growth than
in their               most fixed income securities, they generally have
developmental          higher volatility. The portfolio may be affected by the
stages may have a      following risks, among others:
greater degree of
price volatility       . price volatility - the value of the portfolio changes
than more                as the prices of its investments go up or down. This
established              portfolio invests in companies that the team thinks
companies because        have the potential for above average growth, which
there's less             may give the portfolio a higher risk of price
evidence that their      volatility than a portfolio that invests principally
research and             in equities that are "undervalued."
development efforts
will result in           Small emerging growth companies may be more
future growth.           susceptible to larger price swings than larger
                         companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 20% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign investments      unstable political and economic conditions, a lack of
that are                 adequate and timely company information, differences
principally traded       in the way securities markets operate, relatively
outside the U.S.         lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                    AGGRESSIVE EQUITY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 index options and other investment techniques to help
(continued)              it achieve its investment goal. There's always a risk
                         that these techniques could reduce returns or increase the portfolio's volatility.
                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/2/

The bar chart shows    [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         96    97     98     99     00
varied since its       ----  ----  -----  -----  ------
inception.             7.86  3.78  13.22  27.35  (21.06)

                       Best and worst quarterly performance during this period:
                       4th quarter 1999: 24.91%; 4th quarter 2000: (16.56)%

The table below the    Average annual total
bar chart compares     return as of                             Since inception
the portfolio's        December 31, 2000     1 year    3 years  (April 1, 1996)
performance with       --------------------------------------------------------
the Russell 2500       Aggressive Equity
Index, an index of      Portfolio/2/         (21.06)%   4.41%    5.23%
the stocks of          Russell 2500 Index       4.27%   9.12%   13.40%
approximately 2,500    Russell 2500 Growth
mid-capitalization      Index                (16.10)%  10.38%   11.26%
U.S. companies and
the Russell 2500       /1/ Total return for 1996 is for the period from April
Growth Index, an           1, 1996 (commencement of operations) to December
index of the stocks        31, 1996.
of approximately       /2/ Alliance Capital Management L.P. began managing the
1,600 small to mid-        portfolio on May 1, 1998 and some investment
capitalization U.S.        policies changed at that time. Another firm managed
companies                  the portfolio before that date.
displaying faster
than average
growth.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        Bruce K. Aronow, CFA, senior vice president of Alliance
portfolio              Capital, is team leader of the Small-Cap Growth equity
                       portfolio management team. He joined Alliance Capital
[LOGO OF ALLIANCE      in 1999 as vice president and portfolio manager. Before
CAPITAL APPEARS        joining Alliance Capital he was responsible for
HERE]                  research and portfolio management of the small-cap
                       consumer and auto-transportation sectors at INVESCO
The Aggressive         (NY), Inc. Mr. Aronow has 13 years of investment
Equity Portfolio is    experience and a BA from Colgate University.
managed by a team
of portfolio           Mark A. Attalienti is vice president of Alliance
managers at            Capital. Before joining Alliance Capital in 1999, he
Alliance Capital       was an analyst with Chase Asset Management. Mr.
Management L.P.        Attalienti has 12 years of investment experience and a
(Alliance Capital).    BA from Muhlenberg College.
You'll find more
about Alliance         N. Kumar Kirpalani, CFA, is vice president of Alliance
Capital on page 62.    Capital. Before joining Alliance Capital in 1999, he
                       was an analyst with INVESCO (NY), Inc. and its predecessor firm, Chancellor Capital Management
                       (Chancellor). Mr. Kirpalani has 20 years of investment experience, a B. Tech degree from the Indian Institute of Technology and an MBA from the University of Chicago.

                       Samantha S. Lau, CFA, is vice president of Alliance Capital. Before joining Alliance Capital in 1999, she was an analyst with INVESCO (NY), Inc. and its predecessor firm, Chancellor. Ms. Lau has 7 years of investment experience and a BS from the University of Pennsylvania.

ABOUT THE PORTFOLIOS   EMERGING MARKETS PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are located in countries that
                       are generally regarded as "emerging market" countries.
                       It principally invests in common stock.

                       The portfolio manager seeks securities that meet its
Emerging market        selection criteria and allocates assets geographically.
countries are          The manager uses a two-step process to manage the
typically less         portfolio:
developed
economically than      . looks for companies that it believes will provide
industrialized           superior growth at attractive prices -  the manager
countries and may        uses fundamental company analysis to identify
offer high growth        opportunities for increasing earnings growth and good
potential as well        return on equity, and favors companies whose stocks
as considerable          trade at attractive valuations relative to their
investment risk.         global or regional peers. The manager pays attention
These countries are      to corporate governance, and prefers management teams
generally located        that have a track record for increasing shareholder
in Latin America,        value.
Asia, the Middle
East, Eastern          . allocates assets among three broad regions - the
Europe and Africa.       manager allocates assets among Asia, Latin America,
                         and Eastern Europe/Middle East/Africa. The manager normally allocates assets among these regions in amounts that approximate the weightings of the Morgan
                         Stanley Capital International (MSCI) Emerging Markets
                         Free Index, although the manager may deviate from the index if it believes there is an investment opportunity or for defensive reasons.

                       The portfolio's policy is to have almost all portfolio assets in common stock at all times. The portfolio may, however, invest in U.S. government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Emerging Markets Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies, which tend to have higher price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                     EMERGING MARKETS PORTFOLIO

                       [SYMBOL] ------------------------------------------------

Risks you should be    . emerging countries risk - investment in emerging
aware of                 market countries (such as many in Latin America,
(continued)              Asia, Middle East, Eastern Europe and Africa) may be
                         riskier than in developed markets, for many reasons
Companies in             including smaller market capitalizations, greater
emerging markets         price volatility, less liquidity, higher degree of
may be especially        political and economic instability, less governmental
volatile. The value      regulation of the financial industry and markets, and
of this portfolio        less stringent financial reporting and accounting
may have greater         standards and controls.
price swings than
most of the Pacific
Select Fund              Investment in securities of Eastern European
portfolios.              countries, including in particular, Russia, and other
                         emerging market countries, also involve risk of loss resulting from problems in share registration and custody.

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/2/
                       ---------------------------------------------------------
The bar chart shows
how the portfolio's       [GRAPH OF EMERGING MARKETS PORTFOLIO APPEARS HERE]
performance has
varied since its
inception.                         96     97     98      99    00
                                 ------ ------ ------- ----- -------
The table below the              (3.23) (1.69) (26.83) 53.56 (35.69)
bar chart compares
the portfolio's        Best and worst quarterly performance during this period:
performance with       4th quarter 1999: 26.50%; 3rd quarter 1998: (25.07)%
the Morgan Stanley
Capital                Average annual total return               Since inception
International          as of December 31, 2000  1 year  3 years  (April 1, 1996)
(MSCI) Emerging        ---------------------------------------------------------
Markets Free Index,    Emerging Markets
an index typically      Portfolio/2/           (35.69)%  (10.26)%    (7.58)%
made up of 800 to      MSCI Emerging
900 stocks from         Markets Free
approximately 26        Index                  (30.61)%  (4.83)%     (5.59)%
emerging market
countries.             /1/ Total return for 1996 is for the period from April
                           1, 1996 (commencement of operations) to December
Returns do not             31, 1996.
reflect fees and
expenses associated    /2/ Alliance Capital Management L.P. began managing the
with any variable          portfolio on January 1, 2000. Another firm managed
annuity contract or        the portfolio before that date.
variable life
insurance policy,      [SYMBOL] ------------------------------------------------
and would be lower
if they did.           Edward D. Baker III, senior vice president at Alliance
                       Capital, is the primary portfolio manager. He is the
Looking at how a       head of the emerging markets equity portfolio
portfolio has          management team and he coordinates the investment
performed in the       activities of Alliance Capital's non-U.S. joint
past is important -    ventures. He is chairman of Alliance Capital Management
but it's no            Australia, chairman and chief executive officer of
guarantee of how it    Alliance Capital Management Canada and vice chairman of
will perform in the    Alliance Capital Investments Trust Management Co. in
future.                Japan. He is also a member of the board of directors of
                       New Alliance in Hong Kong. Prior to joining Alliance
For information on     Capital in 1995, Mr. Baker worked for BARRA, Inc., an
how Alliance           investment technology firm. He has a BA from the
Capital has managed    University of South Florida and an MA from the
substantially          University of California at Berkeley. Mr. Baker is
similar accounts,      supported by a team of four other portfolio managers,
see page 68.           each of whom has experience in investing in emerging
                       market countries.

Who manages the
portfolio

[LOGO OF ALLIANCE
CAPITAL APPEARS
HERE]

The Emerging
Markets Portfolio
is managed by a
team of portfolio
managers at
Alliance Capital
Management L.P.
(Alliance Capital).
You'll find more
about Alliance
Capital on page 62.

ABOUT THE PORTFOLIOS   DIVERSIFIED RESEARCH PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in common stocks of U.S. companies and common
                       stocks of foreign companies with significant markets in
A company's "market    the U.S. The portfolio invests primarily in companies
capitalization" is     with a total market capitalization of more than $1
a measure of its       billion. Stocks of foreign companies with significant
size. Capitalization   markets in the U.S. include American Depositary
is calculated by       Receipts (ADRs) and foreign securities registered in
multiplying the        the U.S. The portfolio principally invests in common
current share price    stock, but it may also invest in securities convertible
by the number of       into common stock, warrants, rights and non-convertible
shares held by         preferred stock.
investors.
                       The portfolio is managed by a team of analysts. The portfolio is divided into segments, and each has its own analyst who makes independent decisions within portfolio guidelines and objectives. Sector weightings are the result of individual security selections, although the manager expects major industry sectors to typically be represented in the portfolio.

                       The portfolio may invest up to 15% of its total assets in securities of companies domiciled outside the U.S. that are not included in the Standard & Poor's 500 Composite Stock Price Index.

                       Although the research analysts do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Diversified Research Portfolio principally invests
aware of               in equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up and down. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                 DIVERSIFIED RESEARCH PORTFOLIO

                       [SYMBOL] ------------------------------------------------

How the portfolio      Total return (%)
has performed          as of December 31, 2000/1/

The bar chart shows
how the portfolio's
performance has        [GRAPH OF DIVERSIFIED RESEARCH PORTFOLIO APPEARS HERE]
varied since its
inception.                                  00
                                           ----
The table below the                        10.21
bar chart compares
the portfolio's
performance with       ---------------------------------------------------------
the Standard &         Best and worst quarterly performance during this period:
Poor's 500             2nd quarter 2000: 1.89%; 3rd quarter 2000: (0.79)%

Composite Stock        ---------------------------------------------------------
Price Index, an        Total return as of December 31, 2000/1/
index of the stocks
of approximately                                                Standard &
500 large                                                       Poor's 500
capitalization U.S.                           Diversified       Composite
companies.                                    Research          Stock Price
                                              Portfolio         Index
Returns do not         ---------------------------------------------------------
reflect fees and       1 year                 10.21 %           (9.11)%
expenses associated    Since Inception
with any variable       (January 3, 2000)     10.21 %           (9.11)%
annuity contract or
variable life
insurance policy,
and would be lower     ---------------------------------------------------------
if they did.           /1/ Portfolio total return for 2000 is for the period
                           from January 3, 2000 (commencement of operations) to
Looking at how a           December 31, 2000. Index total return calculated from
portfolio has              January 1, 2000 through end of period.
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

For information on
how Capital
Guardian has
managed
substantially
similar accounts
see page 69.







                       [SYMBOL] ------------------------------------------------

Who manages the        Andrew F. Barth, is president and research director-
portfolio              U.S. of Capital International Research, Inc., the
                       research arm and a subsidiary of Capital Guardian. He
[LOGO OF CAPITAL       is also a director of Capital Guardian and member of
GUARDIAN APPEARS       its executive committee and global institution group
HERE]                  North American committee. As the research coordinator
                       for the portfolio, Mr. Barth facilitates the
The Diversified        communication and comparison of investment ideas and
Research Portfolio     allocates the portfolio's assets among the 22 analysts.
is managed by a        The analysts have an average of 15 years investment
team of analysts,      experience and an average of 11 years with Capital
led by the research    Guardian or its affiliates. He has both a BA and an MBA
coordinator, at        from Columbia University.
Capital Guardian
Trust Company
(Capital Guardian).
You'll find more
about Capital
Guardian on page
63.

ABOUT THE PORTFOLIOS   SMALL-CAP EQUITY PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital. The
investment goal        realization of current income will not be a factor in
                       considering portfolio securities.


                       [SYMBOL] -----------------------------------------------

What the portfolio
invests in
                       This portfolio's principal investment strategy is to
                       invest in small to medium-sized companies. It tends to
                       emphasize companies that have a total market
A company's            capitalization of between $50 million and $1.5 billion.
"capitalization" is    It invests principally in common stocks. The portfolio
a measure of its       may also invest in fixed income securities, including
size.                  those that can be converted into equity securities, and
Capitalization is      foreign securities that are listed on a U.S. stock
calculated by          exchange or over the counter market.
multiplying the
current share price    The portfolio is managed by a team of portfolio
by the number of       managers. The portfolio is divided into segments, and
shares held by         each has its own manager who makes independent
investors.             decisions within portfolio guidelines and objectives.

                       When assessing companies, the team uses a value-
                       oriented approach in which it tries to identify the
A smaller company      difference between the underlying value of a company
with a promising       and the market price of its security. Value is
product or             identified in a number of ways, including the
operating in a         relationship of the stock's current price to earnings,
dynamic field may      the strength of the company's balance sheet, and price-
have greater           to-book value. The team looks at a number of variables,
potential for rapid    including the fundamental long-term outlook for the
earnings growth        company, the extent to which shares may be considered
than a larger one.     undervalued and the expectations of the market as a
However, it may        whole.
have a harder time
securing financing     The team considers strong company management important,
and may be more        and investment decisions may be based on meetings with
sensitive to a         the company's senior executives and its competitors, as
setback in sales or    well as on information from economists, government
to economic            officials and industry specialists.
downturns than
larger, more
established
companies.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Small-Cap Equity Portfolio principally invests in
aware of               equity securities, which go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risk, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies with smaller capitalizations, which may give the portfolio a higher risk of price volatility than a portfolio that invests in companies with larger capitalizations.

                        In addition, the securities of smaller companies generally have less liquidity and may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                                                     SMALL-CAP EQUITY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF SMALL-CAP EQUITY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91   92    93     94     95
varied over the        ----- ----- ----- ------- -----
past 10 years.         39.15 20.53 21.89 (10.49) 25.75

                        96    97    98   99     00
                       ----- ----- ---- ----- -------
                       23.62 30.27 2.69 47.52 (22.41)

                       Best and worst quarterly performance during this period:
                       4th quarter 1998: 30.37%; 3rd quarter 1998: (25.65)%

The table below the    Average annual total
bar chart compares     return
the portfolio's        as of December 31, 2000     1 year    5 years  10 years
performance with       --------------------------------------------------------
the Russell 2000       Small-Cap Equity Portfolio  (22.41)%  13.61%   15.85%
Index, an index of     Russell 2000 Index           (3.02)%  10.31%   15.53%
the 2,000 smallest
companies listed in
the Russell 3000
Index.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------
Who manages the        Lawrence R. Solomon, CFA, senior vice president of
portfolio              Capital International Research Inc., is the lead
                       portfolio manager. He has 17 years of experience as an
[LOGO OF CAPITAL       investment professional, including 16 years with the
GUARDIAN APPEARS       Capital Organization. He has a BA from Occidental
HERE]                  College.

The Small-Cap          Michael Ericksen, senior vice president of Capital
Equity Portfolio is    Guardian, has 20 years of experience as an investment
managed by a team      professional, including 14 years with the Capital
of portfolio           Organization. He has both an AB and an MBA from Harvard
managers at Capital    University.
Guardian Trust
Company (Capital       James Kang, vice president of Capital International
Guardian). You'll      Research Inc., has 14 years of experience as an
find more about        investment professional, including 13 years with the
Capital Guardian on    Capital Organization. He has a BS from the University
page 63.               of California, Los Angeles and an MBA from
                       Columbia University.

                       Robert Kirby, a senior partner of The Capital Group Partners L.P., has 48 years of experience as an investment professional, including 35 years with the Capital Organization. He has a BA from Stanford University and an MBA from Harvard University.

                       Karen A. Miller, vice president of Capital
                       International Research Inc., has 12 years of research/investment experience, including 10 years with the Capital Organization. She has an AB from Smith College and an MBA from Columbia University.

ABOUT THE PORTFOLIOS   I-NET TOLLKEEPER PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in equity securities
                       of "I-Net Tollkeeper" companies, which are media,
The management team    telecommunications, technology and Internet companies
believes that one      that provide access, infrastructure, content and
way to invest in       services to Internet companies and Internet users, and
the Internet is to     which have developed, or are seeking to develop,
invest in those        predictable, sustainable or recurring revenue streams
businesses             by increasing "traffic," or customers and sales, and
participating in       raising "tolls," or prices in connection with the
the growth of the      growth of the Internet.
Internet that may
have long-lasting      Examples of I-Net Tollkeeper companies may include:
strategic
advantages             . Access providers that enable individuals and
including: dominant      businesses to connect to the Internet through, for
market share;            example, cable systems or the telephone network;
strong brand names;
recurring revenue      . Infrastructure companies that provide items such as
streams; cost            servers, routers, software and storage necessary for
advantages;              companies to participate in the Internet;
economies of scale;
financial strength;    . Media content providers that own copyrights,
technological            distribution networks and/or programming who may
advantages; and          benefit from increased advertising by Internet
strong experienced       companies and/or from having new distribution
management teams.        channels;

                       . Service providers that may facilitate transactions,
                         communications, security, computer programming and back-office functions for Internet businesses.

                       Normally, the portfolio invests at least 90% of its assets in equity securities, primarily in publicly-traded U.S. companies. The portfolio may invest up to 35% of its assets in non-I-Net Tollkeeper companies which may use the Internet to enhance their cost structure, revenue opportunities or competitive advantage. The portfolio may also invest in Internet-based companies (that are not I-Net Tollkeeper companies) that the portfolio managers believe exhibit a sustainable business model. The portfolio may participate significantly in the initial public offering (IPO) market.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The I-Net Tollkeeper Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
Because the            offer the potential for greater long-term growth than
portfolio              most fixed income securities, they generally have
concentrates its       higher volatility. The portfolio may be affected by the
investments in         following risks, among others:
I-Net Tollkeeper
companies, the         . industry concentration risk - the portfolio is
portfolio's              subject to greater risk of loss as a result of
performance may be       adverse economic, business or other developments than
substantially            if its investments were diversified across different
different from the       industry sectors.
returns of the
broader stock          . Internet risk - the risk that the stock prices of
market and of            Internet and Internet-related companies will
"pure" Internet          experience significant price movements as a result of
funds.                   intense worldwide competition, consumer preferences,
                         product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up and down. This portfolio invests in companies participating in the growth of the Internet, which may give the portfolio higher volatility than a portfolio that invests in equities of other industries, or a broader spectrum of industries. The prices of these companies may be affected by intense competition, changing technologies, consumer preferences,

                                                     I-NET TOLLKEEPER PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be      problems with product compatibility, government
aware of                 regulation, interest rates, and investor optimism or
(continued)              pessimism with little or no basis in traditional
                         economic analysis.

                       . IPO risk - IPOs may be more volatile than other
                         securities. IPOs may have a magnified impact on the portfolio during the start-up phase when the portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the portfolio's performance will not likely be as significant.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 25% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities,      unstable political and economic conditions, a lack of
including emerging       adequate and timely company information, differences
market countries.        in the way securities markets operate, relatively
                         lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involve risk of loss resulting from problems in share registration and custody.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Because the portfolio has been in operation for less
has performed          than a full calendar year, its total return bar chart
                       and performance table have not been included.

                       [SYMBOL] -----------------------------------------------

Who manages the        Robert G. Collins is a managing director and senior
portfolio              portfolio manager of Goldman Sachs. He joined the
                       company as a portfolio manager and co-chair of the
[LOGO OF GOLDMAN       growth equity committee in 1997. From 1991 to 1997, Mr.
SACHS APPEARS HERE]    Collins was a portfolio manager at Liberty and its
                       predecessor firm, Eagle. He has a BA from the University of South Florida and an MBA from the University of Tampa.

The I-Net              Herbert E. Ehlers is a managing director, senior
Tollkeeper             portfolio manager and chief investment officer of the
Portfolio is           growth equity investment team of Goldman Sachs. He
managed by a team      joined the company in 1997. From 1994 to 1997, Mr.
of portfolio           Ehlers was the chief investment officer and chairman at
managers at Goldman    Liberty, and from 1984 to 1994 was a portfolio manager
Sachs Asset            and president at Liberty's predecessor firm, Eagle. He
Management (Goldman    has both a BA and an MS from Lehigh University.
Sachs). You'll find
more about Goldman     Scott Kolar is a vice president and a portfolio manager
Sachs on page 63.      of Goldman Sachs. He joined the company as an equity
                       analyst in 1997 and became a portfolio manager in 1999.
                       From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty. He has a BA from Harvard University.

                       David G. Shell is a managing director and senior portfolio manager of Goldman Sachs. He joined the company as a portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle. He has a BA from the University of South Florida.

ABOUT THE PORTFOLIOS   FINANCIAL SERVICES PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities in the
                       financial services sector.

                       The financial services sector includes banks, insurance
                       companies, brokerage firms, asset management firms,
                       government sponsored agencies, and other investment-
A company is           related or finance-related companies.
considered part of
the financial          The portfolio manager uses a bottom-up investment
services sector if:    approach, focusing on company fundamentals and growth
                       prospects when selecting securities. The manager
 . at least 50% of      emphasizes companies it believes are strongly managed
  its gross income     and will generate above-average growth rates for the
  or its net sales     next 3 - 5 years. The manager will invest in securities
  come from            it believes will rise in price faster than other
  activities in the    securities.
  sector; or
                       The manager focuses on markets and industries where
 . at least 50% of      leadership is concentrated in a few companies, and
  its assets are       generally does not invest in slower-growing markets or
  devoted to           industries. The manager looks for market-driven
  producing            companies they believe have superior technology to
  revenues from the    deliver products and services that match customer
  sector; or           needs.

 . based upon other     The manager places a greater emphasis on companies that
  information, the     are increasing their revenue streams along with their
  portfolio manager    earnings. The manager seeks companies that it believes
  determines that a    can grow their revenues and earnings in a variety of
  company's primary    interest rate environments - although securities prices
  business is          of financial services companies generally are interest
  within the sector    rate sensitive.

                       The manager prefers companies that have both marketing expertise and superior technology, because it believes these companies are more likely to deliver products that match their customers' needs. The manager attempts to keep the portfolio holdings well-diversified across the other financial services sector. The manager adjusts portfolio weightings depending on current economic conditions and relative valuations of securities.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Financial Services Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The financial          . industry concentration risk - since the portfolio
services sector is       invests principally in only one industry, it is
subject to               subject to greater risk of loss as a result of
extensive                adverse economic, business or other developments than
government               if its investments were diversified across different
regulation, which        industry sectors.
may change
frequently and         . price volatility - the value of the portfolio changes
impact the               as the prices of its investments go up or down. This
portfolio                portfolio may invest in small companies. The market
significantly.           prices of smaller companies tend to rise and fall
                         more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                       . interest rate risk - securities prices of financial
                         services companies are generally interest rate sensitive. The profitability of business in this sector depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates as well as changes in general economic conditions.

                                                   FINANCIAL SERVICES PORTFOLIO

                       [SYMBOL] -----------------------------------------------


Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
                         adequate and timely company information, differences
This portfolio may       in the way securities markets operate, relatively
invest up to 25% of      lower market liquidity, less stringent financial
its assets in            reporting and accounting standards and controls, less
foreign securities,      secure foreign banks or securities depositories than
including emerging       those in the U.S., and foreign controls on
market countries.        investment.
ADRs and Canadian
issuers are            . risks of using derivatives - this portfolio may use
excluded for             options, futures contracts and other investment
purposes of this         techniques to help it achieve its investment goal.
limitation.              There's always a risk that these techniques could
                         reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------


Who manages the        Jeffrey G. Morris, CFA, is vice president of INVESCO.
portfolio              He joined INVESCO in 1992. Mr. Morris has a BS from
                       Colorado State University and an MS from the University
[LOGO OF INVESCO       of Colorado.
FUNDS APPEARS HERE]

The Financial
Services Portfolio
is managed by
INVESCO Funds
Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 63.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Financial Services Portfolio-- it shows the performance
performance to         of similar accounts managed by INVESCO.
report because
it started on          --------------------------------------------------------
January 2, 2001.       Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                           INVESCO
historical                                Financial Services       S&P 500
performance of the     Year/Period        Composite (%)/1/         Index (%)/2/
INVESCO Financial      --------------------------------------------------------
Services Composite.    2000               26.65                    (9.11)
Each of the two        1999                0.74                    21.04
mutual funds in the    1998               13.45                    28.58
composite has          1997               44.79                    33.36
investment             1996               30.29                    22.96
objectives,            1995               39.81                    37.58
policies and           1994               (5.89)                    1.32
strategies that        1993               18.52                    10.08
are substantially      1992               26.76                     7.62
similar to those of    1991               74.04                    30.47
the Financial          --------------------------------------------------------
Services Portfolio.    1 year             26.65                    (9.11)
                       5 years            22.25                    18.35
The composite          10 years           25.11                    17.46
performance shows      --------------------------------------------------------
the historical
track record of the    /1/  This column shows performance of the composite
portfolio manager      after average advisory fees and operating expenses
and is not intended    charged to the accounts in the composite have been
to imply how the       deducted, including custody fees and other expenses
Financial Services     normally paid by mutual funds and which the Financial
Portfolio has          Services Portfolio will pay. Composite results are
performed or will      asset weighted and calculated on a monthly basis.
perform. Total         Quarterly and annual composite performance figures are
returns represent      computed by linking monthly returns. Performance
past performance of    figures for each account are calculated monthly.
the INVESCO            Monthly market values include income accruals.
Financial Services
Composite and not      /2/  This column shows performance of the S&P 500
the Financial          Index, an index of the stocks of approximately 500
Services Portfolio.    large-capitalization U.S. companies. Results include
                       reinvested dividends.
Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   HEALTH SCIENCES PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities of
                       companies in the health sciences sector.

A company is           These companies develop, produce or distribute products
considered part of     or services related to health care. Such companies
the health sciences    include, but are not limited to those involved with
sector if:             medical equipment or supplies, pharmaceuticals, health
                       care facilities, and applied research and development
 . at least 50% of      of new products or services.
  its gross income
  or its net sales     The portfolio manager uses a bottom-up investment
  come from            approach, focusing on company fundamentals and growth
  activities in the    prospects when selecting securities. The manager
  sector; or           emphasizes companies it believes are strongly managed
                       and will generate above-average growth rates for the
 . at least 50% of      next 3 - 5 years. The manager will invest in securities
  its assets are       it believes will rise in price faster than other
  devoted to           securities.
  producing
  revenues from the    The manager focuses on markets and industries where
  sector; or           leadership is concentrated in a few companies, and
                       generally does not invest in slower-growing markets or
 . based upon other     industries. The manager looks for market-driven
  information, the     companies it believes has superior technology to
  portfolio manager    deliver products and services that match customer
  determines that      needs.
  its primary
  business is          In selecting securities, the manager seeks to balance
  within the sector    the portfolio with a blend of well-established health
                       care companies and faster-growing, more dynamic companies.

                       Well established health care companies that typically provide liquidity and earnings are generally expected to be core holdings of the portfolio. For the rest of the portfolio, the manager will target innovative companies it believes have strong management and that have new products or the potential to increase their share of existing products.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Health Sciences Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The health sciences    . industry concentration risk - since the portfolio
sector is subject        invests principally in only one industry, it is
to extensive             subject to greater risk of loss as a result of
government               adverse economic, business or other developments than
regulation, which        if its investments were diversified across different
may change               industry sectors.
frequently and
impact the             . price volatility - the value of the portfolio changes
portfolio                as the prices of its investments go up or down. This
significantly.           portfolio may invest in small companies. The market
                         prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                       . regulatory impact - many faster-growing health care
                         companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

                         Many companies and/or their development of new products are funded or subsidized by governments or governmental agencies. Withdrawal or curtailment of such support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

                                                      HEALTH SCIENCES PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
This portfolio may       adequate and timely company information, differences
invest up to 25% of      in the way securities markets operate, relatively
its assets in            lower market liquidity, less stringent financial
foreign securities,      reporting and accounting standards and controls, less
including emerging       secure foreign banks or securities depositories than
market countries.        those in the U.S., and foreign controls on
American Depositary      investment.
Receipts (ADRs) and
Canadian issuers       . risks of using derivatives - this portfolio may use
are excluded for         options, futures contracts and other investment
purposes of this         techniques to help it achieve its investment goal.
limitation.              There's always a risk that these techniques could
                         reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        Thomas R. Wald, CFA, is a vice president of INVESCO.
portfolio              Before joining INVESCO in 1997, he was an analyst with
                       Munder Capital Management. Mr. Wald has a BA from
[LOGO OF INVESCO       Tulane University and an MBA from the University of
FUNDS APPEARS HERE]    Pennsylvania.

The Health Sciences
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 63.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Health Sciences Portfolio -- it shows the performance
performance to         of similar accounts managed by INVESCO.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                          INVESCO
historical                               Health Sciences           S&P 500
performance of the     Year/Period       Composite (%)/1/          Index (%)/2/
INVESCO Health         --------------------------------------------------------
Sciences Composite.    2000               26.13                    (9.11)
Each of the two        1999                0.62                    21.04
mutual funds in the    1998               43.40                    28.58
composite has          1997               18.45                    33.36
investment             1996               11.41                    22.96
objectives,            1995               58.89                    37.58
policies and           1994                0.94                     1.32
strategies that        1993               (8.41)                   10.08
are substantially      1992              (13.74)                    7.62
similar to those of    1991               91.82                    30.47
the Health Sciences    --------------------------------------------------------
Portfolio.             1 year             26.13                    (9.11)
                       5 years            19.15                    18.35
The composite          10 years           19.30                    17.46
performance shows      --------------------------------------------------------
the historical
track record of the    /1/ This column shows performance of the composite after
portfolio manager          average advisory fees and operating expenses charged
and is not intended        to the accounts in the composite have been deducted,
to imply how the           including custody fees and other expenses normally
Health Sciences            paid by mutual funds and which the Health Sciences
Portfolio has              Portfolio will pay. Composite results are asset
performed or will          weighted and calculated on a monthly basis. Quarterly
perform. Total             and annual composite performance figures are computed
returns represent          by linking monthly returns. Performance figures for
past performance of        each account are calculated monthly. Monthly market
the INVESCO Health         values include income accruals.
Sciences Composite
and not the Health     /2/ This column shows performance of the S&P 500 Index,
Sciences Portfolio.        an index of the stocks of approximately 500
                           large-capitalization U.S. companies. Results include
Returns do not             reinvested dividends.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   TECHNOLOGY PORTFOLIO

                       This portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts

                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities in the
                       technology-related sector.
A company is
considered part of     Such companies include, but are not limited to, those
the technology         involved with applied technology, biotechnology,
sector if:             communications, computers, electronics, Internet, IT
                       services and consulting, software, telecommunications
 . at least 50% of      equipment and services, office and factory automation,
  its gross income     networking, robotics and video.
  or its net sales
  come from            The portfolio manager uses a bottom-up investment
  activities in the    approach, focusing on company fundamentals and growth
  sector; or           prospects when selecting securities. The manager
                       emphasizes companies it believes are strongly managed
 . at least 50% of      and will generate above-average growth rates for the
  its assets are       next 3 - 5 years. The manager will invest in securities
  devoted to           it believes will rise in price faster than other
  producing            securities.
  revenues from the
  sector; or           The manager focuses on markets and industries where
                       leadership is concentrated in a few companies, and
 . based upon other     generally does not invest in slower-growing markets or
  information, the     industries. The manager looks for market-driven
  portfolio manager    companies it believes has superior technology to
  determines that      deliver products and services that match customer
  its primary          needs.
  business is
  within the sector    A core portion of the portfolio is expected to be
                       invested in market-leading technology companies that the manager believes will maintain or improve their market share regardless of overall economic conditions.
                       These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the portfolio will consist of faster-growing, more volatile technology companies that the manager believes to be emerging leaders in their fields.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Technology Portfolio principally invests in equity
aware of               securities, which may go up or down in value sometimes
                       rapidly and unpredictably. The portfolio may also be
Many of the            affected by the following risks, among others:
products and
services in the        . industry concentration risk - since the portfolio
technology industry      invests principally in only one industry, it is
are subject to           subject to greater risk of loss as a result of
rapid obsolescence,      adverse economic, business or other developments than
which may lower the      if its investments were diversified across different
market value of the      industry sectors.
securities of the
companies in this      . price volatility - the value of the portfolio changes
sector.                  as the prices of its investments go up or down. This
                         portfolio may invest in small companies. The market
This portfolio may       prices of smaller companies tend to rise and fall
invest up to 25% of      more rapidly and have larger price swings than larger
its assets in            companies because they may have fewer financial
foreign securities,      resources, limited product and market
including emerging       diversification, and many are dependent on a few key
market countries.        managers.
ADRs and Canadian
issuers are            . liquidity - investments in smaller companies have a
excluded for             greater risk of being or becoming less liquid than
purposes of this         other markets. Liquidity is the ability to sell
limitation.              securities at a fair price within a reasonable time.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                           TECHNOLOGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        William R. Keithler, CFA, is senior vice president and
portfolio              director of sector management. He rejoined INVESCO in
                       1998. He previously worked at INVESCO from 1986 to 1993
[LOGO OF INVESCO       before joining Berger Associates in 1993. Mr. Keithler
FUNDS APPEARS HERE]    has 18 years of investment experience, a BA from
                       Webster College and an MS from the University of
The Technology         Wisconsin.
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 63.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Technology Portfolio -- it shows the performance of
performance to         similar accounts managed by INVESCO.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                          INVESCO
historical                               Technology                S&P 500
performance of the     Year/Period       Composite (%)/1/          Index (%)/2/
INVESCO Technology     --------------------------------------------------------
Composite. Each of     2000              (22.82)                   (9.11)
the two mutual         1999              144.92                    21.04
funds in the           1998               30.10                    28.58
composite has          1997                8.84                    33.36
investment             1996               21.75                    22.96
objectives,            1995               45.80                    37.58
policies and           1994                5.27                     1.32
strategies that        1993               15.03                    10.08
are substantially      1992               18.79                     7.62
similar to those of    1991               76.98                    30.47
the Technology         --------------------------------------------------------
Portfolio.             1 year            (22.82)                   (9.11)
                       5 years            26.65                    18.35
The composite          10 years           28.31                    17.46
performance shows      --------------------------------------------------------
the historical
track record of the    /1/ This column shows performance of the composite after
portfolio manager          average advisory fees and operating expenses charged
and is not intended        to the accounts in the composite have been deducted,
to imply how the           including custody fees and other expenses normally
Technology                 paid by mutual funds and which the Technology
Portfolio has              Portfolio will pay. Composite results are asset
performed or will          weighted and calculated on a monthly basis. Quarterly
perform. Total             and annual composite performance figures are computed
returns represent          by linking monthly returns. Performance figures for
past performance of        each account are calculated monthly. Monthly market
the INVESCO                values include income accruals.
Technology
Composite and not      /2/ This column shows performance of the S&P 500 Index,
the Technology             an index of the stocks of approximately 500
Portfolio.                 large-capitalization U.S. companies. Results include
                           reinvested dividends.
Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   TELECOMMUNICATIONS PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal        Current income is of secondary importance.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal strategy is to invest at
invests in             least 65% of its assets in equity securities of
                       companies engaged in the telecommunications sector. The
A company is           companies may be located in the U.S. or around the
considered part of     world.
the
telecommunications     These companies include, but are not limited to, those
sector if:             that design, develop, manufacture, distribute, or sell
                       communication services and equipment and companies that
 . at least 50% of      are involved in supplying equipment or services to such
  its gross income     companies, such as companies that offer telephone
  or its net sales     service, wireless communications, satellite
  come from            communications, television and movie programming,
  activities in the    broadcasting and Internet access.
  sector; or
                       The portfolio manager uses a bottom-up investment
 . at least 50% of      approach, focusing on company fundamentals and growth
  its assets are       prospects when selecting securities. The manager
  devoted to           emphasizes companies it believes are strongly managed
  producing            and will generate above-average growth rates for the
  revenues from the    next 3 - 5 years. The manager will invest in securities
  sector; or           it believes will rise in price faster than other
                       securities.
 . based upon other
  information, the     The manager focuses on markets and industries where
  portfolio manager    leadership is concentrated in a few companies, and
  determines that a    generally does not invest in slower-growing markets or
  company's primary    industries. The manager looks for market-driven
  business is          companies they believe have superior technology to
  within the sector    deliver products and services that match customer
                       needs.

                       The manager selects stocks based on its analysis of projected total returns for companies. The manager analyzes country specific factors that might affect stock performance or influence company valuation.

                       Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers are expected to dominate the portfolio often. The manager emphasizes investment in companies it believes are strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

                       The manager may also invest in options and other investments whose values are based upon the values of equity securities.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Telecommunications Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
                       offer the potential for greater long-term growth than
This portfolio may     most fixed income securities, they generally have
invest without         higher volatility. The portfolio may also be affected
limit in foreign       by the following risks, among others:
securities,
including emerging     . industry concentration risk - since the portfolio
market countries.        invests principally in only one industry, it is
                         subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio may invest in small companies. The market prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . liquidity - investments in smaller companies have a
                         greater risk of being or becoming less liquid than other markets. Liquidity is the ability to sell securities at a fair price within a reasonable time.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                   TELECOMMUNICATIONS PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . emerging countries risk - investment in emerging market
aware of (continued)     countries (such as many in Latin America, Asia, Middle
                         East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.
                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs and reduce performance.

                       [SYMBOL] -----------------------------------------------

Who manages the        Brian B. Hayward, CFA, is senior vice president of
portfolio              INVESCO. He joined the firm in 1997. Before joining
                       INVESCO he was a senior equity analyst at Mississippi
[LOGO OF INVESCO       Valley Advisors. Mr. Hayward has 15 years of investment
FUNDS APPEARS HERE]    experience, and both a BA and MA from the University of
                       Missouri.
The
Telecommunications
Portfolio is
managed by INVESCO
Funds Group, Inc.
(INVESCO). You'll
find more about
INVESCO on page 63.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Telecommunications Portfolio -- it shows the
performance to         performance of similar accounts managed by INVESCO.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                              INVESCO
historical                                   Telecommunications    S&P 500
performance of the     Year/Period           Composite (%)/1/      Index (%)/2/
INVESCO                --------------------------------------------------------
Telecommunications     2000                  (26.89)               (9.11)
Composite. Each of     1999                  144.09                21.04
the two mutual         1998                   40.99                28.58
funds in the           1997                   30.29                33.36
composite has          1996                   16.81                22.96
investment             1995                   27.37                37.58
objectives,            1994/3/                 5.02                 1.53
policies and           --------------------------------------------------------
strategies that        1 year                (26.89)               (9.11)
are substantially      3 years                36.00                12.26
similar to those of    5 years                30.80                18.35
the                    Since Inception/3/     28.74                20.10
Telecommunications     --------------------------------------------------------
Portfolio.
                       /1/  This column shows performance of the composite
The composite          after average advisory fees and operating expenses
performance shows      charged to the accounts in the composite have been
the historical         deducted, including custody fees and other expenses
track record of the    normally paid by mutual funds and which the
portfolio manager      Telecommunications Portfolio will pay. Composite
and is not intended    results are asset weighted and calculated on a monthly
to imply how the       basis. Quarterly and annual composite performance
Telecommunications     figures are computed by linking returns. Performances
Portfolio has          figures for each account are calculated monthly.
performed or will      Monthly market values include income accruals.
perform. Total
returns represent      /2/  This column shows performance of the S&P 500
past performance of    Index, an index of the stocks of approximately 500
the INVESCO            large-capitalization U.S. companies. Results include
Telecommunications     reinvested dividends.
Composite and not
the
Telecommunications     /3/  The inception date of the composite was August 1,
Portfolio.             1994. Total returns and expenses are not annualized for
                       the first year of operations.
Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   MULTI-STRATEGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks to provide a high total return
investment goal        from a portfolio of equity and fixed income securities.
                       Total return will consist of income plus realized and unrealized capital gains and losses.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in a mix of equity and fixed income securities.

                       Equity securities, which usually make up about 60% of
A portfolio that       the portfolio, are principally the common stock of
invests in a mix of    large and medium-sized U.S. companies. The portfolio
fixed income and       may also invest in preferred stock, warrants, rights
equity securities      and fixed income securities that can be converted into
tends to be less       equity securities. Fixed income securities of any
volatile than a        credit rating, which usually make up about 40% of the
portfolio that         portfolio, are principally bonds and notes issued by
invests principally    U.S. and foreign companies and governments, and
in equities.           mortgage related securities including stripped mortgage
                       related securities.

Duration is a          The portfolio management team allocates assets among
mathematical           equity and fixed income securities using a variety of
measure of the         analytical tools, and then periodically rebalances the
average life of a      portfolio to try to increase returns and reduce risk.
bond that includes     The team will vary the percentage allocated to the two
its yield, coupon,     types of securities depending on its analysis of market
final maturity and     conditions.
call features. It's
often used to          Within the equity portion of the portfolio, the team
measure the            uses the same three-step investment process it uses for
potential              the Equity Income Portfolio. That process includes
volatility of a        research, valuation of companies using quantitative
bond's price, and      dividend analysis, and selection of individual stocks
is considered a        based on their relative valuation.
more accurate
measure than           Within the fixed income portion of the portfolio, the
maturity of a          team sets duration objectives based on the yield curve,
security's             allocates assets across a broad range of fixed income
sensitivity to         sectors, and then selects individual securities based
changes in interest    on research by a team of managers, analysts and
rates.                 traders. The average duration of the portfolio will
                       usually be within one year of the duration of the Lehman Brothers Aggregate Bond Index. The index had an average duration of 5.14 years on December 31, 2000.

                       The team may use options, futures contracts and other techniques to try to increase returns or to try to hedge changes in interest rates. The team may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Multi-Strategy Portfolio invests in a mix of equity
aware of               and fixed income securities. While equities may offer
                       the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. Fixed income securities are affected primarily by the financial condition of the company that has issued it, and changes in interest rates. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in large and medium-sized companies, which tend to have less volatile prices than smaller companies. The portfolio may, however, invest in smaller companies.

                       . changes in interest rates - the portfolio's fixed
                         income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 10% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign fixed            unstable political and
income securities.

                                                       MULTI-STRATEGY PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be      economic conditions, a lack of adequate and timely
aware of                 company information, differences in the way securities
(continued)              markets operate, relatively lower market liquidity,
                         less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . risks of using derivatives - this portfolio may use
                         index options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . short-term trading - the portfolio can engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] ----------------------------------------------


                       Year by year total return (%)
How the portfolio      as of December 31 each year/1/
has performed

The bar chart shows    [GRAPH OF MULTI-STRATEGY PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91       92      93       94       95        96
varied over the        -------------------------------------------------
past 10 years.         24.03    5.57    9.25    (1.50)    25.25    12.56

                        97       98      99       00
                       ------------------------------
                       19.62   18.17    7.04     0.75

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's        4th quarter 1998: 12.08%; 3rd quarter 1999: (5.55)%
performance with
the Standard &         ---------------------------------------------------------
Poor's 500             Average annual total return as of December 31, 2000
Composite Stock
Price Index, an                                                      Standard &
index of the stocks                                     Lehman       Poor's 500
of approximately                                        Brothers     Composite
500 large-                             Multi-Strategy   Aggregate    Stock Price
capitalization U.S.    Year/Period     Portfolio/1/     Bond Index   Index
companies, and the     ---------------------------------------------------------
Lehman Brothers        1 year           0.75%           11.63%       (9.11)%
Aggregate Bond         5 years         11.41%            6.46%       18.35 %
Index, an index of     10 years        11.72%            7.96%       17.46 %
fixed income            --------------------------------------------------------
securities.

                       /1/ J.P. Morgan Investment Management Inc. began
Returns do not             managing the portfolio on January 1, 1994, and the
reflect fees and           investment objective and some investment policies
expenses associated        changed at that time. Another firm managed the
with any variable          portfolio before that date.
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

                       Henry Cavanna, managing director, is a senior equity
Who manages the        portfolio manager in the U.S. equity and balanced
portfolio              accounts group. He joined J.P. Morgan in 1971 and his
                       first assignment was in pension administration. He
[LOGO OF J.P.          began managing the Multi-Strategy Portfolio in 1997. He
MORGAN APPEARS         has a BA from Boston College and an LLB from the
HERE]                  University of Pennsylvania.

The Multi-Strategy     Jay A. Gladieux, vice president, is a portfolio manager
Portfolio is           in the U.S. Fixed Income Group. He joined J.P. Morgan
managed by a team      in 1997, concentrating on aggregate market strategies.
of portfolio           Prior to that, Mr. Gladieux spent 15 years at Morgan
managers at            Stanley & Co., of which the last 13 years were in the
J.P. Morgan            fixed income division focusing on the mortgage,
Investment             derivative, and non-dollar businesses. Mr. Gladieux has
Management Inc.        a BA from Allegheny College, and an MBA from the
(J.P. Morgan)          University of California, Berkeley.
You'll find more
about J.P. Morgan      Eileen Cohen, vice president, is a portfolio manager in
on page 63.            the U.S. equity group. She joined J.P. Morgan in 2001
                       and previously worked for Chancellor Capital Management
                       (Chancellor). Ms. Cohen also worked for Chancellor's successor firm INVESCO, Inc., where she was a large-cap portfolio manager and headed up the product manager group. Prior to joining Chancellor she was a partner with Buck Consulting. She holds both a BA and an MBA from the City University of New York.

ABOUT THE PORTFOLIOS   EQUITY INCOME PORTFOLIO

                       [SYMBOL] -----------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital and
investment goal        income.

                       [SYMBOL] -----------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in common stocks of large and medium-sized U.S.
                       companies, but it may invest in small companies or in companies located outside the U.S. that are listed on a U.S. stock exchange.

The portfolio          The portfolio is managed by a team of portfolio
manager tries to       managers who maintain industry sector weightings that
achieve gross          are similar to those of the Standard & Poor's 500
income of 75% of       Composite Stock Price Index. The team moderately
the dividend income    underweights or overweights sectors when it believes
generated on the       this will enhance performance.
stocks included in
the Standard and       The team chooses companies to invest in within these
Poor's 500             industry sectors using a three-step process:
Composite Stock
Price Index. When      Research - the team looks at company prospects over the
selecting stocks,      short term as well as over a relatively long period -
however, the           often as much as five years - to gain insight into a
manager puts more      company's real growth potential.
emphasis on the
potential for          Valuation - the team ranks the companies in each
capital                industry group according to their relative value using
appreciation than      quantitative earnings, cash flow and dividend analysis
on current             and forecasts. The more the team's estimated worth of a
dividends.             company exceeds the current market price of its stock,
                       the more undervalued it considers the company.

                       Stock selection - using the research and valuation rankings as a guide, the team buys stocks that are undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team considers a number of other criteria, including:

                       . events that could trigger a rise in a stock's price

                       . high potential reward compared with potential risk

                       . temporary mispricings caused by market overreactions.

                       The portfolio invests principally in dividend-paying common stock. It may also invest in other equity securities like non-dividend-paying common stock and preferred stock, and in fixed income securities that can be converted into equity securities.

                       The portfolio may invest in index options, stock index futures and other techniques to try to increase returns, to try to gain access to a market or as a substitute for buying the securities in the index.

                       [SYMBOL] -----------------------------------------------

Risks you should be    The Equity Income Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. The portfolio manager tries to control price volatility by investing in many different companies in a wide range of industries.

                                                        EQUITY INCOME PORTFOLIO

                      [SYMBOL] -------------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/
                       ---------------------------------------------------------

The bar chart shows    [GRAPH OF EQUITY INCOME PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91    92   93    94     95
varied over the        ----- ---- ---- ------ -----
past 10 years.         31.42 5.36 8.29 (0.28) 31.66

                        96    97    98    99     00
The table below the    ----- ----- ----- ----- ------
bar chart compares     19.43 28.60 24.18 13.26 (6.71)
the portfolio's
performance with       Best and worst quarterly performance during this
the Standard &         period:
Poor's 500             4th quarter 1998: 21.81%; 3rd quarter 1998: (11.77)%
Composite Stock
Price Index, an
index of the stocks
of approximately
500 large-
capitalization U.S.
companies.
                       Average annual total return
                       as of December 31, 2000
                       ---------------------------------------------------------
                                                           Standard & Poor's
Returns do not                         Equity Income         500 Composite
reflect fees and       Year/Period     Portfolio/1/        Stock Price Index
expenses associated    ---------------------------------------------------------
with any variable      1 year             (6.71)%               (9.11)%
annuity contract or    5 years            15.04%                18.35%
variable life          10 years           14.78%                17.46%
insurance policy,
and would be lower
if they did.

Looking at how a       /1/ J.P. Morgan Investment Management Inc. began
portfolio has              managing the portfolio on January 1, 1994, and some
performed in the           investment policies changed at that time. Another
past is important -        firm managed the portfolio before that date.
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] ------------------------------------------------

Who manages the        Henry Cavanna, managing director, is a senior equity
portfolio              portfolio manager in the U.S. equity and balanced
                       accounts group. He joined J.P. Morgan in 1971 and his
[LOGO OF J.P.          first assignment was in pension administration. He
MORGAN INVESTMENT]     began managing the Equity Income Portfolio in 1997, and
                       has a BA from Boston College and an LLB from the
The Equity Income      University of Pennsylvania.
Portfolio is
managed by a team      Eileen Cohen, vice president, is a portfolio manager in
of portfolio           the U.S. equity group. She joined J.P. Morgan in 2001
managers at            and previously worked for Chancellor Capital Management
J.P. Morgan            (Chancellor). Ms. Cohen also worked for Chancellor's
Investment             successor firm INVESCO, Inc., where she was a large-cap
Management Inc.        portfolio manager and headed up the product manager
(J.P. Morgan)          group. Prior to joining Chancellor she was a partner
You'll find more       with Buck Consulting. She holds both a BA and an MBA
about J.P. Morgan      from the City University of New York.
on page 63.

ABOUT THE PORTFOLIOS   STRATEGIC VALUE PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       [SYMBOL] ------------------------------------------------

What the portfolio     The portfolio invests primarily in domestic and foreign
invests in             equity securities (which may include preferred stocks,
                       common stocks, warrants and securities convertible into
A P/E ratio is the     common or preferred stocks) with the potential for
relationship           long-term growth of capital using a "value" approach.
between the price
of a stock and its     The approach emphasizes investments in companies that
earnings per share.    the portfolio manager believes are undervalued relative
This figure is         to their intrinsic worth. The manager measures value as
determined by          a function of price/earnings (P/E) ratios and
dividing a stock's     price/free cash flow.
market price by the
company's earnings     The manager will typically seek attractively valued
per share amount.      companies that are improving their free cash flow and
Price/free cash        improving their returns on invested capital. These
flow is the            companies may also include special situations companies
relationship           that are experiencing management changes and/or are
between the price      temporarily out of favor.
of the stock and
the company's          The manager applies a "bottom-up" approach in choosing
available cash from    investments. In other words, the manager looks for
operations minus       companies with earnings growth potential that may not
capital                be recognized by the market at large. If the manager is
expenditures.          unable to find such investments, a significant portion
                       of the portfolio's assets may be in cash or similar
This portfolio may     investments.
invest in high
yield or "junk"        Foreign securities are generally selected on a stock-
bonds, which are       by-stock basis without regard to any defined allocation
given a low credit     among countries or geographic regions. However, certain
rating by Moody's      factors such as expected levels of inflation,
(Ba and lower), or     government policies influencing business conditions,
Standard & Poor's      the outlook for currency relationships, and prospects
(BB and lower), or     for economic growth among countries, regions or
have not been          geographic areas may warrant greater consideration in
rated, but are of      selecting foreign securities. There are no limitations
comparable quality.    on the countries in which the portfolio may invest, and
High yield bonds       the portfolio may at times have significant foreign
are considered to      exposure.
be mostly
speculative in         The portfolio may also invest in debt securities and
nature.                indexed/structured securities, purchase securities on a
                       when-issued, delayed delivery or forward commitment basis, and purchase high-yield ("junk") bonds.

                       The manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Strategic Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                       STRATEGIC VALUE PORTFOLIO

                       [SYMBOL] ------------------------------------------------

Risks you should be    . credit risk - the portfolio could lose money if the
aware of                 issuer of a fixed income security is unable to meet
(continued)              its financial obligations or goes bankrupt. This
                         portfolio may be subject to more credit risk than
This Portfolio may       certain other portfolios, because it invests in high
invest without           yield or "junk" bonds.
limit in foreign
equity and debt        . changes in interest rates - the value of the
securities and may       portfolio's investments may fall when interest rates
invest up to 35% of      rise. This portfolio may be sensitive to changes in
its assets in high-      interest rates because it may invest in fixed income
yield or "junk"          securities with intermediate and long terms to
bonds.                   maturity.

                       . inability to sell securities - high-yield/high-risk
                         bonds may be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] ------------------------------------------------

Who manages the        David Decker, CFA, vice president of Janus Capital
portfolio              Corporation, joined Janus in 1992, and is portfolio
                       manager, assistant portfolio manager and executive vice
[LOGO OF JANUS         president of similiar funds managed by Janus. He also
APPEARS HERE]          manages private accounts with a similar strategic value
                       strategy as well as other institutional funds. He has a
The Strategic Value    BA from Tufts University and an MBA from
Portfolio is           Duke University.
managed by Janus
Capital Corporation
(Janus). You'll
find more about
Janus on page 64.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Strategic Value Portfolio - it shows the performance of
performance to         similar accounts managed by Janus.
report because it
started on October     --------------------------------------------------------
2, 2000.               Total return for the period ending December 31, 2000

The chart to the                          Janus
right shows the                           Strategic Value          S&P 500
historical             Period             Composite (%)/1/         Index (%)/2/
performance of the     ---------------------------------------------------------
Janus Strategic        2000/3/            (0.41)                   (11.14)
Value Composite.       ---------------------------------------------------------
Each of the six        Since Inception/3/ (0.41)                   (11.14)
advisory accounts      ---------------------------------------------------------
in the composite,
including three        /1/  This column shows performance of the composite after
mutual funds, has           advisory fees and operating expenses charged to the
investment                  accounts in the composite have been deducted. The
objectives,                 Strategic Value Portfolio's fees and expenses may be
policies and                higher or lower than those reflected in the Janus
strategies that are         Strategic Value Composite. Higher fees and expenses
substantially               would reduce performance. Three of the accounts in
similar to those of         the composite were not subject to the investment
the Strategic Value         limitations, diversification requirements and other
Portfolio.                  restrictions of the Investment Company Act of 1940
                            or Subchapter M of the Internal Revenue Code, which,
The composite               if imposed, could have adversely affected the
performance shows           performance. The fees and expenses of the composite
the historical              include investment advisory fees, but, for the
track record of the         accounts other than the mutual funds, do not include
portfolio manager           custody fees or other expenses normally paid by
and is not intended         mutual funds. If these expenses were included,
to imply how the            returns would be lower. Composite results are asset
Strategic Value             weighted and calculated on a monthly basis.
Portfolio has               Quarterly and annual composite performance figures
performed or will           are computed by linking monthly returns. Performance
perform. Total              figures for each account are calculated monthly.
returns represent           Monthly market values include income accruals.
past performance of
the Janus Strategic    /2/  This column shows the performance of the S&P 500
Value Composite and         Index, an index of the stocks of approximately 500
not the Strategic           large-capitalization U.S. companies. Results include
Value Portfolio.            reinvested dividends.

Returns do not         /3/  The inception date of the composite was April 1,
reflect fees and            2000. Total returns and expenses are not annualized
expenses associated         for the first year of operations.
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   GROWTH LT PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital in a
investment goal        manner consistent with the preservation of capital.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in a large number of companies of any size, from
                       small emerging growth to well established companies. It principally invests in common stock.

This portfolio may     The portfolio manager looks for companies that have
invest some of its     high potential for earnings growth that may not be
assets in foreign      recognized by other investors. The manager generally
companies.             does not limit security selection to any industry
Investing globally     sector or use other defined selection procedures. The
offers greater         realization of income is not a significant factor in
diversification        considering portfolio securities.
because the
portfolio can take     The manager applies a "bottom-up" approach in choosing
advantage of           investments. In other words, the manager looks for
investment             companies with earnings growth potential that may not
opportunities that     be recognized by the market at large. If the manager is
are not available      unable to find such investments, a significant portion
in the U.S.            of the portfolio's assets may be in cash or similar
                       investments.

This portfolio may     Foreign securities are generally selected on a stock-
invest in high         by-stock basis without regard to any defined allocation
yield or "junk"        among countries or geographic regions. However, certain
bonds, which are       factors such as expected levels of inflation,
given a low credit     government policies influencing business conditions,
rating by Moody's      the outlook for currency relationships, and prospects
(Ba and lower), or     for economic growth among countries, regions or
Standard & Poor's      geographic areas may warrant greater consideration in
(BB and lower), or     selecting foreign securities.
have not been
rated, but are of      The manager may use options, futures and other
comparable quality.    techniques to try to increase returns or to try to
High yield bonds       hedge against changes in interest rates or market
are considered to      declines. The manager may also use forward foreign
be mostly              currency contracts or derivatives to hedge against
speculative in         changes in currency exchange rates.
nature.
                       The portfolio may invest in U.S. government securities, higher-quality corporate fixed income securities, money market instruments or repurchase agreements if the manager believes they have growth potential or cannot find equity investments that meet investment criteria.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Growth LT Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the
                       potential for greater long-term growth than most fixed
This portfolio may     income securities, they generally have higher
invest up to:          volatility. The portfolio may also be affected by the
 . 10% of its assets    following risks, among others:
  in lower-rated,
  high-yield           . price volatility - the value of the portfolio changes
  ("junk") bonds         as the prices of its investments go up or down. This
 . 25% of its assets      portfolio invests in companies that the portfolio
  in foreign             manager believes have the potential for rapid growth,
  investments            which may give the portfolio a higher risk of price
                         volatility than a portfolio that invests in equities that are "undervalued," for example.

                        This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in

                                                            GROWTH LT PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be     the way securities markets operate, relatively lower
aware of                market liquidity, less stringent financial reporting
(continued)             and accounting standards and controls, less secure
                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . derivatives and other techniques - this portfolio may
                         use options, futures contracts and other investment techniques such as forward currency contracts to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it invests in high-yield or "junk" bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF GROWTH LT PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          94     95     96      97    98     99      00
varied since its       ---------------------------------------------------
inception.              13.25  36.75  17.87  10.96  58.29  98.08  (21.70)

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's        4th quarter 1999: 43.24%; 4th quarter 2000: (20.11)%
performance with
the Russell 2500       --------------------------------------------------------
Index, an index of     Average annual total return as of December 31, 2000
2,500 U.S. mid-cap
companies, and the                                   Standard
Standard & Poor's                                    & Poor's 500
500 Composite Stock                                  Composite
Price Index, an                          Growth LT   Stock Price   Russell
index of the stocks    Year/Period       Portfolio   Index         2500 Index
of approximately       --------------------------------------------------------
500 large-             1 year            (21.70)%    (9.11)%        4.27%
capitalization U.S.    5 year             26.27 %    18.35 %       13.98%
companies.             Since inception
                        (January 4,
Returns do not          1994)/2/          25.76 %    18.25 %       14.03%
reflect fees and       --------------------------------------------------------
expenses associated
with any variable      /1/ Total return for 1994 is for the period from
annuity contract or        January 4, 1994 (commencement of operations) to
variable life              December 31, 1994.
insurance policy,
and would be lower     /2/ Portfolio total return calculated from inception
if they did.               date through end of period. Index total returns
                           calculated from January 1, 1994 through end of
Looking at how a           period.
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Warren Lammert, III, CFA, vice president of Janus
portfolio              Capital Corporation, joined Janus in 1987 and is
                       portfolio manager and executive vice president of
[LOGO OF JANUS         similar funds managed by Janus. He has been the
APPEARS HERE]          portfolio manager of various growth-oriented accounts
The Growth LT          since 1991. He has a BA from Yale University and an MA
Portfolio is           from the London School of Economics.
managed by Janus
Capital Corporation
(Janus). You'll
find more about
Janus on page 64.

ABOUT THE PORTFOLIOS   FOCUSED 30 PORTFOLIO


                       This Portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       [SYMBOL] ------------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest primarily in domestic and foreign equity
                       securities (including common stock, preferred stock,
                       warrants, and securities convertible into common or
This portfolio may     preferred stock) selected for their growth potential.
invest in high         The portfolio may invest in companies of any size, from
yield or "junk"        larger, well-established companies to smaller, emerging
bonds, which are       growth companies. Securities are generally selected on
given a low credit     a stock-by-stock basis without regard to any defined
rating by Moody's      allocation among countries or geographic regions. The
(Ba and lower), or     portfolio normally concentrates its investments in a
Standard & Poor's      core group of 20-30 common stocks.
(BB and lower), or
have not been          The portfolio manager applies a "bottom up" approach in
rated, but are of      choosing investments. In other words, he looks for
comparable quality.    companies with earnings growth potential that may not
High yield bonds       be recognized by the market at large. If the manager is
are considered to      unable to find such investments, a significant portion
be mostly              of the portfolio's assets may be in cash or similar
speculative in         investments.
nature.
                       Realization of income is not a significant consideration when choosing investments for the portfolio. Income realized on the portfolio's investments will be incidental to its objective.

                       Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the portfolio may invest and the portfolio may at times have significant foreign exposure.

                       The portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis, and purchase high-yield ("junk") bonds.

                       The manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Focused 30 Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the portfolio manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

This portfolio may     . credit risk - the portfolio could lose money if the
invest without           issuer of a fixed income security is unable to meet
limit in foreign         its financial obligations or goes bankrupt. This
equity and debt          portfolio may be subject to more credit risk than
securities and may       certain other portfolios, because it invests in high-
invest up to 35% of      yield or "junk" bonds. This is especially true during
its assets in high-      periods of economic uncertainty or economic
yield or "junk"          downturns.
bonds.
                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                                                           FOCUSED 30 PORTFOLIO

                        [SYMBOL] -----------------------------------------------

Risks you should be    . inability to sell securities - high yield bonds may
aware of                 be less liquid than higher quality investments. The
(continued)              portfolio could lose money if it cannot sell a
                         security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] ------------------------------------------------

Who manages the        Ron Sachs, CFA, joined Janus in 1996, and is the
portfolio              portfolio manager and executive vice president of a
                       similar fund managed by Janus, and assistant portfolio
[LOGO OF JANUS         manager of other similar funds managed by Janus. He
APPEARS HERE]          also manages private accounts with a similar aggressive
                       growth strategy. He has a BA from Princeton and
The Focused 30         obtained his law degree from the University of
Portfolio is           Michigan.
managed by Janus
Capital Corporation
(Janus). You'll
find more about
Janus on page 64.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio has     This chart does not show you the performance of the
no historical          Focused 30 Portfolio - it shows the performance of
performance to         similar accounts managed by Janus.
report because it
started on             --------------------------------------------------------
October 2, 2000.       Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000

The chart to the                           Janus Aggressive
right shows the                            Growth                   S&P 500
historical             Year/Period         Composite (%)/1/         Index (%)/2/
performance of the     ---------------------------------------------------------
Janus Aggressive       2000                 (29.42)                       (9.11)
Growth Composite.      1999                  65.42                        21.04
Each of the 51         1998                  66.36                        28.58
advisory accounts      1997                  27.55                        33.36
in the composite,      1996                  16.39                        22.96
including fourteen     1995                  45.85                        37.58
mutual funds, has      1994                  (6.33)                        1.32
investment             1993                   7.36                        10.08
objectives,            1992                   2.42                         7.62
policies and           1991                  63.47                        30.47
strategies that are    ---------------------------------------------------------
substantially          1 year               (29.42)                       (9.11)
similar to those of    3 years               24.77                        12.26
the Focused 30         5 years               23.59                        18.35
Portfolio.             10 years              21.62                        17.46
                       ---------------------------------------------------------
The composite
performance shows      /1/ This column shows performance of the composite after
the historical             advisory fees and operating expenses charged to the
track record of the        accounts in the composite have been deducted. The
portfolio manager          Focused 30 Portfolio's fees and expenses may be
and is not intended        higher or lower than those reflected in the Janus
to imply how the           Aggressive Growth Composite. Higher fees and expenses
Focused 30                 would reduce performance. Thirty-seven of the
Portfolio has              accounts in the composite were not subject to the
performed or will          investment limitations, diversification requirements
perform. Total             and other restrictions of the Investment Company Act
returns represent          of 1940 or Subchapter M of the Internal Revenue Code,
past performance of        which, if imposed, could have adversely affected the
the Janus                  performance. The fees and expenses of the composite
Aggressive Growth          include investment advisory fees, but, for the
Composite and not          accounts other than the mutual funds, do not include
the Focused 30             custody fees or other expenses normally paid by
Portfolio.                 mutual funds. If these expenses were included,
                           returns would be lower. Composite results are asset
Returns do not             weighted and calculated on a monthly basis. Quarterly
reflect fees and           and annual composite performance figures are computed
expenses associated        by linking monthly returns. Performance figures for
with any variable          each account are calculated monthly. Monthly market
annuity contract or        values include income accruals. Prior to 1995, all
variable life              discretionary accounts were included in the
insurance policy,          composite, regardless of asset size; after 1995,
and would be lower         minimum asset size criteria was established for the
if they did.               composite.

                       /2/ This column shows the performance of the S&P 500
                           Index, an index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.

ABOUT THE PORTFOLIOS   MID-CAP VALUE PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks capital appreciation.
investment goal
                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 80% of its assets in the common stocks
                       of medium-sized U.S. companies in the range of the
A company's            Russell Midcap Index that are believed to be
"capitalization" is    undervalued based on their return on total capital or
a measure of its       equity. The Russell Midcap Index is composed of
size.                  selected common stocks of medium-sized U.S. companies.
Capitalization is
calculated by          The portfolio management team determines a company's
multiplying the        value by comparing its share price with its return on
current share price    total capital or equity. Companies are considered
by the number of       undervalued when their share price is lower than their
shares held by         estimated worth or growth prospects.
investors.
                       The team attempts to identify undervalued securities
Selling short is       using traditional measures of value, including low
the opposite of a      price to earnings ratio, high yield, unrecognized
typical stock          assets, potential for management change and the
market transaction.    potential to improve profitability. The team's global
Instead of buying a    investment specialists apply both quantitative and
stock and then         qualitative analysis to securities selection. The team
selling it -           focuses on individual stock selection rather than on
hopefully at a         forecasting stock market trends.
higher price - you
sell the stock         The team may also invest in equity securities of larger
first, and then buy    capitalization companies, investment grade fixed income
it, hopefully at a     securities, and foreign equity and fixed income
lower price. In a      securities.
short sale, you
normally borrow the    It may use borrowed money to make investments, which
stock you're           may include short selling securities it doesn't own.
selling.               The team may use options, futures contracts and other
                       techniques to try to increase returns or to try to hedge against changes in interest rates. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Mid-Cap Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 15% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign                  unstable political and economic conditions, a lack of
investments.             adequate and timely company information, differences
                         in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                        MID-CAP VALUE PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques to help it achieve its investment goal.
                         There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . risks of leveraging - leveraging, or using borrowed
                         money to buy securities, can magnify the gain - and the loss - on the security. The portfolio will be charged interest on any money it borrows. The lender will have priority over shareholders against the portfolio's assets.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF MID-CAP VALUE PORTFOLIO APPEARS HERE]
how the portfolio's
performance has                             99        00
varied since its       --------------------------------------------------------
inception.                                 5.22     24.91

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's
performance with       2nd quarter 1999: 11.22%; 3rd quarter 1999: (14.64)%
the Russell Midcap
Index, an index of     Average annual total return Since inception as of
800 of the smallest    December 31, 2000 1 year (January 4, 1999)/2/
companies in the
Russell 1000 Index.                         Mid-Cap Value     Russell Midcap
                       Year/Period          Portfolio/1/      Index
Returns do not         -----------------------------------------------------
reflect fees and       1 year               24.91%             19.18%
expenses associated
with any variable      Since inception
annuity contract or     (January 4,
variable life           1999)/2/            14.69%              9.11%
insurance policy,      -----------------------------------------------------
and would be lower
if they did.           /1/ Total return for 1999 is for the period from
                           January 4, 1999 (commencement of operations) to
Looking at how a           December 31, 1999.
portfolio has          /2/ Portfolio total return calculated from inception
performed in the           date through end of period. Index total returns
past is important -        calculated from January 1, 1999 through end of
but it's no                period.
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Herbert W. Gullquist is chief investment officer and a
portfolio              managing Director of Lazard and a vice chairman of
                       Lazard Freres & Co. LLC. He joined Lazard in 1982. He
[LOGO OF LAZARD        is responsible for monitoring all investment activity
ASSET MANAGEMENT       to ensure adherence to Lazard's investment philosophy
APPEARS HERE]          and guidelines. He has a BA from Northwestern
                       University.
The Mid-Cap Value
Portfolio is           Andrew Lacey is a director and an equity analyst at
managed by a team      Lazard and has six years of investment experience.
of portfolio           Prior to becoming a full time member of Lazard's equity
managers at Lazard     team in 1996, Mr. Lacey worked part-time at Lazard from
Asset Management       1995 to 1996 while attaining his MBA from Columbia
(Lazard). You'll       University. He also has a BA from Wesleyan University.
find more about
Lazard on page 64.

ABOUT THE PORTFOLIOS   INTERNATIONAL VALUE PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term capital appreciation
investment goal        primarily through investment in equity securities of
                       corporations domiciled in countries with developed economies and markets other than the United States.
                       Current income from dividends and interest will not be an important consideration.

                       [SYMBOL] ------------------------------------------------

What the portfolio     The Portfolio invests primarily in equity securities of
invests in             relatively large non-U.S. companies with market
                       capitalizations in the range of companies represented in the Morgan Stanley Capital International (MSCI)
                       Europe, Australasia and Far East Index that the portfolio manager believes are undervalued based on their earnings, cash flow or asset values. The portfolio may invest in American Depositary Receipts
                       (ADRs).

                       The portfolio will normally invest at least 80% of its total assets in equity securities of companies located in at least three different foreign countries. The allocation of the portfolio's assets among geographic sectors may shift from time to time based on the portfolio manager's judgment and its analysis of market conditions. However, the manager currently intends to invest the portfolio's assets primarily in companies based in developed markets. The portfolio may engage in various investment techniques, such as foreign currency transactions. The manager may sell a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The International Value Portfolio principally invests
aware of               in equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. The portfolio invests in large companies, which tend to have more stable prices than smaller companies.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate or timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

This portfolio may     . emerging countries risk - investment in emerging
invest up to 15% of      market countries (such as many in Latin America,
its assets in            Asia, Middle East, Eastern Europe and Africa) may be
emerging market          riskier than in developed markets for many reasons
countries.               including smaller market capitalizations, greater
                         price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                  INTERNATIONAL VALUE PORTFOLIO

                         [SYMBOL] ---------------------------------------------

Risks you should be    . derivatives and other techniques - this portfolio may
aware of                 invest in foreign currency transactions, forward
(continued)              foreign currency contracts or options, index options,
                         futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF INTERNATIONAL VALUE PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91        92      93        94      95
varied over the
past 10 years.

The table below the
bar chart compares      10.92    (9.78)   30.02     3.01    10.56
the portfolio's
performance with
the Morgan Stanley       96        97      98       99       00
Capital
International
Europe,
Australasia, Far
East Index (MSCI        21.89     9.28     5.60    22.82   (11.40)
EAFE Index), an
index of stocks        Best and worst quarterly performance during this
from 21 countries      period:
in Europe,
Australia,             1st quarter 1998: 12.52%; 3rd quarter 1998: (17.04)%
New Zealand and
Asia.
                    Average annual total return
Returns do not      as of December 31, 2000           1 year   5 years 10 years
reflect fees and       --------------------------------------------------------
expenses associated International Value Portfolio/1/  (11.40)% 8.89%   8.52%
with any variable   MSCI EAFE Index                   (13.96)% 7.43%   8.56%
annuity contract or
variable life
insurance policy,   /1/ Lazard Asset Management began managing the
and would be lower      portfolio on January 1, 2001. Other firms managed
if they did.            the portfolio before that date.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

For information on
how Lazard has
managed
substantially
similar accounts
see page 70.

                       [SYMBOL] ------------------------------------------------

Who manages the        Herbert W. Gullquist is chief investment officer and a
portfolio              managing Director of Lazard and a vice chairman of
                       Lazard Freres & Co. LLC. He joined Lazard in 1982. He
[LOGO OF LAZARD        is responsible for monitoring all investment activity
APPEARS HERE]          to ensure adherence to Lazard's investment philosophy
                       and guidelines. He has a BA from Northwestern
The International      University.
Value Portfolio is
managed by Lazard
Asset Management
(Lazard). You'll       John R. Reinsberg is a managing director of Lazard. He
find more about        is responsible for international/global equity
Lazard on page 64.     management and overseeing the day-to-day operations of
                       Lazard's international equity investment team. He joined Lazard in 1991. Mr. Reinsberg has a BA from the University of Pennsylvania and an MBA from Columbia
                       University.

                       Ronald J. Saba is a director of Lazard and a portfolio manager/analyst. Prior to joining Lazard in 1996, he was a senior vice president, a portfolio manager/analyst with Brandes Investment Partners, Inc. Prior to that, he taught business at National University and the University of California at San Diego, and was vice president for corporate finance at Nesbitt Burns Inc. He has a Bachelor of Commerce from McGill University, Montreal, and an MBA from the University of Chicago Graduate School of Business.

ABOUT THE PORTFOLIOS   CAPITAL OPPORTUNITIES PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its total assets in common
                       stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio capital appreciation focuses on companies which the portfolio manager believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

                       The manager uses a bottom-up, as opposed to a top-down, investment style in managing this portfolio. This means that securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the manager, with input from its large team of equity research analysts.

                       The portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

                       The portfolio may engage in active and frequent trading to achieve its principal investment strategies.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Capital Opportunities Portfolio principally invests
aware of               in equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 35% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign securities,      unstable political and economic conditions, a lack of
including those of       adequate and timely company information, differences
emerging market          in the way securities markets operate, relatively
countries.               lower market liquidity, less stringent financial
                         reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                         Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                CAPITAL OPPORTUNITIES PORTFOLIO

                       [SYMBOL] ------------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 index options and other investment techniques to help
(continued)              it achieve its investment goal. There's always a risk
                         that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] ------------------------------------------------

Who manages the        Maura A. Shaughnessy, CFA, is a senior vice president
portfolio              of MFS and has been employed in the investment
                       management area of MFS since 1991. Before joining MFS,
[LOGO OF MFS           Ms. Shaughnessy was an analyst at Harvard Management
APPEARS HERE]          Co. She has a BS from Colby College and an MBA from
                       Dartmouth College.
The Capital
Opportunities
Portfolio is
managed by MFS
Investment
Management (MFS).
You'll find more
about MFS on page
64.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Capital Opportunities Portfolio -- it shows the
performance to         performance of similar accounts managed by MFS.
report because it
started on January     ---------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000

The chart to the                            MFS Capital
right shows the                             Opportunities          S&P 500
historical             Year/Period          Composite (%)/1/       Index (%)/2/
performance of the     ---------------------------------------------------------
MFS Capital            2000                 (4.90)                 (9.11)
Opportunities          1999                 48.40                  21.04
Composite. Each of     1998                 27.67                  28.58
the five advisory      1997                 27.17                  33.36
accounts in the        1996                 17.32                  22.96
composite,             1995                 45.06                  37.58
including two          1994                 (1.87)                  1.32
mutual funds, has      1993                 26.13                  10.08
investment             1992                 18.90                   7.62
objectives,            1991                 24.86                  30.47
policies and           --------------------------------------------------------
strategies that are    1 year               (4.90)                 (9.11)
substantially          5 years              21.87                  18.35
similar to those of    10 years             21.76                  17.46
the Capital
Opportunities          ---------------------------------------------------------
Portfolio.
                       /1/ This column shows performance of the composite after
The composite              average advisory fees and operating expenses charged
performance shows          to the accounts in the composite have been deducted.
the historical             Three of the accounts in the composite were not
track record of the        subject to 45 the investment limitations,
portfolio manager          diversification requirements and other restrictions
and is not intended        of the Investment Company Act of 1940 or Subchapter M
to imply how the           of the Internal Revenue Code, which, if imposed,
Capital                    could have adversely affected the performance. The
Opportunities              fees and expenses of the composite include investment
Portfolio has              advisory fees, but, for the accounts other than the
performed or will          mutual funds, do not include custody fees or other
perform. Total             expenses normally paid by mutual funds and which the
returns represent          Capital Opportunities Portfolio will pay. If these
past performance of        were included, returns would be lower. Composite
the MFS Capital            results are asset weighted and calculated on a
Opportunities              monthly basis. Quarterly and annual composite
Composite and not          performance figures are computed by linking monthly
the Capital                returns. Performance figures for each account are
Opportunities              calculated monthly. Monthly market values include
Portfolio.                 income accruals.

Returns do not         /2/ This column shows performance of the S&P 500 Index,
reflect fees and            an index of the stocks of approximately 500 large-
expenses associated         capitalization U.S. companies. Results include
with any variable           reinvested dividends.
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   GLOBAL GROWTH PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks long-term growth of capital.
investment goal

                       [SYMBOL] ------------------------------------------------

What the portfolio     The Portfolio's principal investment strategy is to
invests in             invest, under normal market conditions, at least 65% of
                       its total assets in common stocks and related equity
Foreign growth         securities, such as preferred stock, convertible
companies are          securities and depositary receipts, of companies in
companies located      three distinct market sectors:
in more developed
securities markets     . U.S. emerging growth companies that the portfolio
(such as Australia,      manager believes are either early in their life cycle
Canada, Japan, New       but which have the potential to become major
Zealand and Western      enterprises, or are major enterprises whose rates of
European                 earnings growth are expected to accelerate because of
countries).              special factors, such as rejuvenated management, new
                         products, changes in consumer demand, or basic
Emerging market          changes in the economic environment.
countries are
typically less         . Foreign growth companies that the manager believes
developed                have favorable growth prospects and attractive
economically than        valuations based on current and expected earnings and
industrialized           cash flow. The manager generally seeks to purchase
countries and may        foreign growth securities of companies with
offer high growth        relatively large capitalizations relative to the
potential as well        market in which they are traded.
as considerable
investment risk.       . Emerging market securities are securities of issuers
These countries are      whose principal activities are located in emerging
generally located        market countries.
in Latin America,
Asia, the Middle       Under normal market conditions, the portfolio invests
East, Eastern          in at least three different countries, one of which may
Europe and Africa.     be the U.S.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Global Growth Portfolio principally invests in
aware of               equity securities, which may go up or down in value
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

                       . non-diversified - the portfolio is considered "non-
                         diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                       . price volatility - the value of the portfolio changes
                         as the prices of its investments go up or down. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . emerging countries risk - investment in emerging
                         market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                                                        GLOBAL GROWTH PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be     Investment in securities of Eastern European
aware of                countries, including in particular, Russia, and other
(continued)             emerging market countries, also involves risk of loss
                        resulting from problems in share registration and custody.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

Who manages the        John E. Lathrop, CFA, is a vice president at MFS. Mr.
portfolio              Lathrop has been employed in the investment management
                       area of MFS since 1994. Before joining MFS, Mr. Lathrop
                       was an equity research analyst and account controller
[LOGO OF MFS           at the Putnam Companies. He has a BA from Northwestern
APPEARS HERE]          University and an MBA from Cornell University.


The Global Growth      David A. Antonelli is senior vice president and
Portfolio is           director of international equity research at MFS. Mr.
managed by a team      Antonelli has been employed in the investment
of analysts, led by    management area of MFS since 1991. He has a BS from
the portfolio          Pennsylvania State University and an MBA from the
managers at MFS        University of Pennsylvania.
Investment
Management (MFS).
You'll find more
about MFS on page
64.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has     This chart does not show you the performance of the
no historical          Global Growth Portfolio-- it shows the performance of
performance to         similar accounts managed by MFS.
report because it
started on January     --------------------------------------------------------
2, 2001.               Annual total returns/Average annual total returns for
                       the periods ending December 31, 2000
The chart to the
right shows the                            MFS Global
historical                                 Growth            MSCI All Country
performance of the     Year/Period         Composite (%)/1/  World Index (%)/2/
MFS Global Growth      --------------------------------------------------------
Composite. Each of     2000                (12.37)           (13.92)
the three mutual       1999                 64.95             27.31
funds in the           1998                 11.87             21.72
composite has          1997                 15.45             14.67
investment             1996                 14.25             13.09
objectives,            1995                 17.13             18.24
policies and           1994/3/               3.60              5.36
strategies that are    --------------------------------------------------------
substantially          1 year              (12.37)           (13.92)
similar to those of    3 years              17.37             10.08
the Global Growth      5 years              16.36             11.58
Portfolio.             Since Inception/3/   14.55             11.59
                       --------------------------------------------------------
The composite
performance shows      /1/  This column shows performance of the composite after
the historical              average advisory fees and operating expenses charged
track record of the         to the accounts in the composite have been deducted,
portfolio manager           including custody fees and other expenses normally
and is not intended         paid by mutual funds and which the Global Growth
to imply how the            Portfolio will pay. Composite results are asset
Global Growth               weighted and calculated on a monthly basis.
Portfolio has               Quarterly and annual composite performance figures
performed or will           are computed by linking monthly returns. Performance
perform. Total              figures for each account are calculated monthly.
returns represent           Monthly market values include income accruals.
past performance of
the MFS Global         /2/  This column shows performance of the MSCI All
Growth Composite            Country World Index, an index of stocks from
and not the Global          23 developed markets and 28 emerging markets.
Growth Portfolio.           Results include reinvested dividends.

                       /3/  The inception date of the composite was January 1,
Returns do not              1994.
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

ABOUT THE PORTFOLIOS   EQUITY INDEX PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks to provide investment results that
investment goal        correspond to the total return of common stocks that
                       are publicly traded in the United States.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are representative of the
                       Standard & Poor's 500 Composite Stock Price Index as a whole. It principally invests in common stock.

                       The portfolio management team has two objectives:

The goal of an         . match the returns of the index before taking into
index fund is to         account portfolio costs
mirror the             The portfolio usually holds between 400 and 500 of the
performance of a       stocks in the index and tries to match its industry
specific index.        weightings. Since the portfolio generally invests in
Because individual     securities that are included in the index, it has
investment             similar risk characteristics and performance. The team
selection is           periodically reviews and rebalances the portfolio's
virtually              investments to more closely track the performance of
eliminated, active     the index. It will not, however, actively manage the
portfolio              portfolio or carry out a financial analysis of its
management is not      holdings.
required.
                       The team frequently uses index futures as a substitute
This portfolio         for securities and to provide equity exposure to the
invests in             portfolio's cash position.
companies that are
included in the        Portfolio returns will likely be lower than the index
Standard & Poor's      because of transaction costs and other expenses the
500 Composite Stock    portfolio has to pay. The portfolio's ability to match
Price Index, an        the returns of the index will also depend on the size
index of the stocks    of the portfolio, its cash flow, and how easy it is to
of approximately       sell the investments it holds.
500 large-
capitalization U.S.    . lower transaction costs
companies.             This portfolio is expected to have lower transaction
                       costs than actively managed portfolios because it generally makes fewer transactions.

                       The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Equity Index Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio primarily invests in large companies, which sometimes have less volatile prices than smaller companies.

                                                         EQUITY INDEX PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . stock market risk - The portfolio is not actively
aware of                 managed, and invests in securities included in the
(continued)              index regardless of their investment merit. The team
                         cannot change this investment strategy, even temporarily to protect the portfolio from loss during poor economic conditions. This means the portfolio is susceptible to a general decline in the U.S. stock market.

                       . risks of using derivatives - this portfolio
                         frequently uses index futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/3/

The bar chart shows    [GRAPH OF EQUITY INDEX PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91      92     93     94     95     96     97     98
varied since its       --------------------------------------------------------
inception.              24.88   6.95   9.38   1.05   36.92  22.36  32.96  28.45

The table below the      99      00
bar chart compares     --------------------------------------------------------
the portfolio's         20.59  (9.29)
performance with
the Standard &         Best and worst quarterly performance during this
Poor's 500             period:
Composite Stock        4th quarter 1998: 21.31%; 3rd quarter 1998: (9.91)%
Price Index, an
index of the stocks    --------------------------------------------------------
of approximately       Average annual total return as of December 31, 2000
500 large-
capitalization U.S.                                       Standard &
companies.                               Equity Index     Poor's 500 Composite
                       Years/Period      Portfolio/3/     Stock Price Index
Returns do not         --------------------------------------------------------
reflect fees and       1 years           (9.29)%          (9.11)%
expenses associated    5 years           17.98 %          18.35 %
with any variable      Since inception
annuity contract or     (January 30,
variable life           1991)/2/         16.67 %          17.10 %
insurance policy,
and would be lower     /1/ Total return for 1991 is for the period from
if they did.               January 30, 1991 (commencement of operations) to
                           December 31, 1991.
Looking at how a
portfolio has          /2/ Portfolio total return calculated from inception
performed in the           date through end of period. Index total return
past is important -        calculated from February 1, 1991 through end of
but it's no                period.
guarantee of how it    /3/ Mercury Advisors began managing the portfolio on
will perform in the        January 1, 2000. Another firm managed the portfolio
future.                    before that date.

                       [SYMBOL] -----------------------------------------------

Who manages the        The Equity Index Portfolio is managed by the
portfolio              Quantitative Strategies Division of Mercury Advisors
                       (Mercury). You'll find more about Mercury on page 64.
[LOGO OF MERCURY
ADVISORS]

ABOUT THE PORTFOLIOS   SMALL-CAP INDEX PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks investment results that correspond
investment goal        to the total return of an index of small capitalization
                       companies.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are included in the Russell
                       2000 Index. It principally invests in common stock.

                       The portfolio management team has two objectives:

The goal of an         . match the returns of the index before taking into
index fund is to         account portfolio costs
mirror the             The portfolio can invest in any number of the stocks in
performance of a       the index and tries to match its industry weightings.
specific index.        Since the portfolio generally invests in securities
Because individual     that are included in the index, it has similar risk
investment             characteristics and performance. The team periodically
selection is           reviews and rebalances the portfolio's investments to
virtually              more closely track the performance of the index. It
eliminated, active     will not, however, actively manage the portfolio or
portfolio              carry out a financial analysis of its holdings.
management is not
required and           The team frequently uses index futures as a substitute
transaction costs      for securities and to provide equity exposure to the
are reduced.           portfolio's cash position.

This portfolio         Portfolio returns will likely be lower than the index
invests in             because of transaction costs and other expenses the
companies that are     portfolio has to pay. The portfolio's ability to match
included in the        the returns of the index will also depend on the size
Russell 2000 Index,    of the portfolio, its cash flow, and how easy it is to
an index of the        sell the investments it holds.
2,000 smallest
companies listed in    . lower transaction costs
the Russell 3000       This portfolio is expected to have lower transaction
Index.                 costs than actively managed portfolios because it
                       generally makes fewer transactions.

                       The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Small-Cap Index Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes
                         as the prices of the investments it holds go up or down. This portfolio invests in small-cap companies, which tend to have higher price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                                      SMALL-CAP INDEX PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . stock market risk - The portfolio is not actively
aware of                 managed, and invests in securities included in the
(continued)              index regardless of their investment merit. It cannot
                         modify its investment strategy to respond to changes in the economy, which means the portfolio is susceptible to a general decline in the U.S. stock market.

                       . risks of using derivatives - this portfolio
                         frequently uses index options and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/,/3/

The bar chart shows    [GRAPH OF SMALL-CAP INDEX PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          99       00
varied since its       -----------------
inception.              19.36    (3.61)

The table below the    Best and worst quarterly performance during
bar chart compares     this period:
the portfolio's        4th quarter 1999: 18.00%; 4th quarter 2000:
performance with       (6.79)%
the Russell 2000
Index, an index of     Average annual total return          Since inception
the 2,000 smallest     as of December 31, 2000      1 year  (January 4, 1999)/2/
companies listed in    ---------------------------------------------------------
the Russell 3000       Small-Cap Index
Index.                  Portfolio/1/,/3/            (3.61)% 7.28%
                       Russell 2000 Index           (3.02)% 8.44%
Returns do not
reflect fees and       /1/ Total return for 1999 is for the period from
expenses associated        January 4, 1999 (commencement of operations) to
with any variable          December 31, 1999.
annuity contract or    /2/ Portfolio total return calculated from inception
variable life              date through end of period. Index total return
insurance policy,          calculated from January 1, 1999 through end of
and would be lower         period.
if they did.           /3/ Mercury Advisors began managing the portfolio on
                           January 1, 2000. Another firm managed the portfolio
Looking at how a           before that date.
portfolio has
performed in the
past is important -
but it's no            [SYMBOL] -----------------------------------------------
guarantee of how it
will perform in the    The Small-Cap Index Portfolio is managed by the
future.                Quantitative Strategies Division of Mercury Advisors
                       (Mercury). You'll find more about Mercury on page 64.
Who manages the
portfolio

[LOGO OF MERCURY
ASSET MANAGEMENT]

ABOUT THE PORTFOLIOS   REIT PORTFOLIO


                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks current income and long-term
investment goal        capital appreciation.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in income-producing
                       equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry.

Real estate            The portfolio focuses on real estate investment trusts,
investment trusts      as well as real estate operating companies, that invest
(REITs) and real       in a variety of property types and regions including
estate operating       office and industrial buildings, apartments,
companies are          manufactured homes and hotels.
entities that own
portfolios of real     The portfolio management team uses a "top-down" process
estate. REITs          to determine how assets are allocated. The team focuses
invest primarily in    on key regional criteria that include demographic and
properties that        macroeconomic factors like population, employment,
produce income and     household formation and income. When selecting
in real estate-        securities, the team uses a "bottom-up" process that
related loans or       emphasizes underlying asset values, values per square
interests.             foot and property yields.

                       The team may use options and other techniques to try to increase returns, and futures contracts, interest rate derivative products and structured notes to try to hedge against changes in interest rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The REIT Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

The portfolio is       . price volatility - the value of the portfolio changes
considered to be         as the prices of the investments it holds go up or
"non-diversified"        down. This portfolio invests principally in companies
because it may           participating in the real estate industry. The prices
invest in                of these companies are affected by real estate
securities of a          cycles, cash flows, availability of mortgage
fewer number of          financing, changes in interest rates, overbuilding,
issuers than other       property taxes and operating expenses, environmental
portfolios. This         regulation and changes in zoning laws and
increases the risk       regulations.
that its value
could go down          . risks of real estate investment trusts (REITs) -
because of the poor      REITs expose the portfolio to the risks of the real
performance of a         estate market. For example, some REITs may invest in
single investment        a limited number of properties, in a narrow
or small number of       geographic area, or in a single property type, which
investments.             increases the risk that the portfolio could be
                         unfavorably affected by the poor performance of a single investment. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors.
                         In addition, a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

This portfolio may     . risks of foreign investing - foreign investments may
invest up to 10% of      be riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign                  unstable political and economic conditions, a lack of
investments.             adequate and timely company information, differences
                         in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                                 REIT PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . risks of using derivatives - this portfolio may use
aware of                 options, futures contracts and other investment
(continued)              techniques such as interest-sensitive derivative
                         products and structured notes to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility. When it invests in structured notes and other derivatives, this portfolio is particularly sensitive to the risk that the other party to the derivative transaction cannot meet its financial obligations to pay the portfolio.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF REIT PORTFOLIO APPEARS HERE]
how the portfolio's
performance has                    99                           00
varied since its       --------------------------------------------------------
inception.                        (0.01)                      32.77

The table below the    Best and worst quarterly performance during this
bar chart compares     period:
the portfolio's        2nd quarter 2000: 12.74%; 3rd quarter 1999: (7.89)%
performance with
the North American     --------------------------------------------------------
Real Estate            Average annual total return as of December 31, 2000
Investment Trust
(NAREIT) Equity                                                 NAREIT Equity
Index, an index of     Year/Period       REIT Portfolio/1/      Index
all tax-qualified      --------------------------------------------------------
REITs listed on the    1 year            32.77%                 26.36%
New York Stock         Since inception
Exchange, American      (January 4,
Stock Exchange and      1999)/2/         15.27%                  9.78%
NASDAQ.                --------------------------------------------------------

Returns do not         /1/ Total return for 1999 is for the period from
reflect fees and           January 4, 1999 (commencement of operations) to
expenses associated        December 31, 1999.
with any variable
annuity contract or    /2/ Portfolio total return calculated from inception
variable life              date through end of period. Index total return
insurance policy,          calculated from January 1, 1999 through end of
and would be lower         period.
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] -----------------------------------------------

Who manages the        Theodore Bigman, managing director, joined MSAM in 1995
portfolio              and manages its global real estate securities
                       investment business. Before joining MSAM, he was a
[LOGO OF MORGAN        director at CS First Boston, where he established and
STANLEY APPEARS        managed the firm's REIT effort, and had primary
HERE]                  responsibility for $2.5 billion of initial public
                       offerings by REITs. He has a BA from Brandeis
The REIT Portfolio     University and an MBA from Harvard University.
is managed by
Morgan Stanley         Douglas A. Funke, principal, joined Morgan Stanley &
Asset Management       Co. Incorporated (Morgan Stanley), MSAM's affiliate, in
(MSAM). You'll find    1993 and MSAM in 1995. He is responsible for the
more about MSAM on     research efforts of MSAM's real estate securities
page 65.               investment business. Before joining MSAM, he was a
                       member of Morgan Stanley's interest rate and foreign exchange risk management group, where he assisted in more than $3 billion of structured financings and firm-related risk management projects. He has a BA from the University of Chicago.

ABOUT THE PORTFOLIOS   INFLATION MANAGED PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks to maximize total return
investment goal        consistent with prudent investment management.

                       [SYMBOL] ------------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest at least 65% of its assets in fixed income
                       securities. Normally, the portfolio focuses on
Inflation-indexed      investment in inflation-indexed bonds such as Treasury
bonds are fixed        Inflation Protection Securities ("TIPS") which are
income securities      issued by the U.S. government. It is expected that the
whose principal        amount invested in or exposed to inflation-indexed
value or coupon        bonds (either through cash market purchases, forward
payments are           commitments or derivative instruments) normally will be
periodically           equivalent to 80-90% of the net assets of the
adjusted according     portfolio. The portfolio may invest extensively in
to an inflation        forward commitments on inflation-indexed bonds.
index. If the index
measuring inflation    Principal investments may include:
falls, the
principal value of     . Inflation-indexed bonds issued by the U.S.
inflation-indexed        government, its agencies, government-sponsored
bonds and/or             enterprises, and U.S. companies;
interest payable on
such bonds tends to    . Inflation-indexed bonds issued by non-U.S.
fall.                    governments or non-U.S. companies that are
                         denominated in U.S. dollars or foreign currencies;
Total return is
made up of coupon      . Mortgage-related securities, including stripped
income, inflation        mortgage-related securities;
adjustments and
gains or losses in     . Other fixed income securities, including corporate
the value of the         bonds and notes, asset-backed securities, money
portfolio's              market instruments; and
securities.
                       . Derivative instruments and forward commitments
Duration is a            relating to the above securities.
mathematical
measure of the         When selecting securities, the portfolio manager:
average life of a
bond that includes     . decides what duration the portfolio should maintain.
its yield, coupon,       The manager uses duration management as a fundamental
final maturity and       part of the management strategy for this portfolio.
call features. It        Because of the unique features of inflation-indexed
is often used to         bonds, the manager uses a modified form of duration
measure the              called real duration, which measures price changes as
potential                a result of changes in real interest rates. It is
volatility of a          expected that the portfolio's real duration will
bond's price, and        correlate with the average real duration of all
is considered a          inflation-indexed bonds issued by the U.S. Treasury
more accurate            in the aggregate, which was 9.0 years as of December
measure than             31, 2000. The portfolio's duration (as opposed to
maturity of a            real duration) will normally range from 1 to 5 years.
bond's sensitivity       There is no limit on the duration or real duration of
to changes in            the portfolio.
market (or nominal)
interest rates.        . decides what proportion of securities in the
Real duration            portfolio should be allocated among short,
measures a bond's        intermediate and long duration issues.
price sensitivity
to changes in real     . decides what proportion of the securities in the
interest rates.          portfolio should be invested in U.S. government,
                         corporate, mortgage-related, and foreign securities
A real interest          as well as derivative instruments relating to such
rate is the nominal      securities. The manager uses analytical systems it
interest rate less       has developed to help select securities that meet
expected inflation.      yield, duration, real duration, maturity, credit and
                         other criteria.

                       . chooses companies to invest in by carrying out credit
                         analysis of each potential investment, which may include meetings or periodic contact with the company's management.

                       . frequently uses derivative instruments such as
                         options, futures, swap agreements and other techniques such as forward commitments as a substitute for securities, to try to increase returns or to hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates. A substantial portion of the portfolio is expected to be invested in forward purchase commitments on inflation-indexed bonds.

                       The factors that will most influence the portfolio's performance are actual and expected inflation rates, as well as changes in real and nominal interest rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    Since the Inflation Managed Portfolio principally
aware of               invests in fixed income securities, it may be affected
                       by the following risks, among others:
This portfolio may
invest up to 10% of    . interest rate and inflation risk - the value of
its assets in            inflation-indexed bonds is expected to change in
lower-rated, high-       response to changes in real interest rates. When real
yield ("junk")           interest rates go up, the value of inflation-indexed
bonds.                   bonds will tend to go down and when real interest
                         rates go down, the value of such bonds will tend to go up. Similarly, the value of non-inflation-indexed bonds is expected to change in response to changes in nominal interest rates. As nominal interest rates go up, the value of such bonds will tend to go down.
                         Bonds with longer durations tend to be more sensitive to changes in interest rates, giving them more price volatility than bonds with shorter durations. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall.

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable or unwilling to meet its financial obligations or goes bankrupt. This portfolio is subject to less credit risk than most other bond portfolios because it principally invests in fixed income securities issued or guaranteed by the U.S. government, its agencies and government-sponsored enterprises and in other high quality bonds. The portfolio may invest in

                                                    INFLATION MANAGED PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    high yield ("junk") bonds, which may be subject to
aware of               greater levels of interest rate, credit and liquidity
(continued)            risk, especially during periods of economic downturns.

This portfolio may     . foreign investment risk - foreign investments may be
invest up to 20% of      riskier than U.S. investments for many reasons,
its assets in            including changes in currency exchange rates,
foreign investments      unstable political and economic conditions, a lack of
denominated in           adequate and timely company information, differences
foreign currencies.      in the way securities markets operate, relatively
This limit does not      lower market liquidity, less stringent financial
apply to dollar-         reporting and accounting standards and controls, less
denominated foreign      secure foreign banks or securities depositories than
securities,              those in the U.S., and foreign controls on
including ADRs.          investment.

                       . derivatives and other techniques - this portfolio
                         frequently uses swap agreements, options, futures and other investment techniques such as forward commitments to help it achieve its investment goal. There exists a risk that these techniques could reduce returns or increase the portfolio's volatility. When investing in derivatives and forward commitments, this portfolio is particularly sensitive to the risk that the counterparty to the derivative or forward commitment cannot meet its financial obligations to the portfolio which then may result in a loss to the portfolio. The use of derivatives and forward commitments, may also create leverage risk. To mitigate leverage risk, the manager will segregate liquid assets or otherwise cover transactions that may give rise to such risk. Delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the portfolio's other assets will decline in value.

                       . mortgage risk - mortgage-related securities can be
                         paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year/1/

The bar chart shows    [GRAPH OF INFLATION MANAGED PORTFOLIO APPEARS HERE]
how the portfolio's
performance has          91       92       93       94       95       96
varied over the        --------------------------------------------------------
past 10 years.         16.67     7.52    10.79    (5.10)    18.81    2.94
Until May 1, 2001,
this portfolio was       97       98       99       00
called the             --------------------------------------------------------
Government              9.48     9.24    (1.95)   11.85
Securities             --------------------------------------------------------
Portfolio and had a
different              Best and worst quarterly performance during this
investment focus.      period:
                       3rd quarter 1991: 6.63%; 1st quarter 1994 : (3.73)%
The table below the
bar chart compares     Average annual total return as of December 31, 2000
the portfolio's
performance with                                                 Lehman
the Lehman Brothers                                 Lehman       Brothers
Government Bond                      Inflation      Brothers     Inflation
Index, an index of                   Managed        Government   Linked
fixed income           Year/Period   Portfolio/1/   Bond Index   Treasury Index
securities issued      --------------------------------------------------------
by the U.S.            1 year          11.85%         13.23%         13.18%
government and its     5 years          6.19%          6.49%          N/A
agencies. The chart    10 years         7.78%          7.92%          N/A
also shows             --------------------------------------------------------
performance of the
Lehman Brothers        /1/ During the periods shown above, the portfolio
Inflation Linked           operated under the name Government Securities
Treasury Index, an         Portfolio and had a different investment focus.
index of all               Effective May 1, 2001, the portfolio changed its
outstanding                name and investment focus as reflected in this
Treasury inflation         prospectus. For information on how PIMCO has
protected                  managed substantially similar accounts to the
securities issued          Inflation Managed Portfolio, with its new
by the U.S.                investment focus, see page 80.
government, which
will serve as the
benchmark for the
portfolio effective
May 1, 2001 to
correspond to the
change in
investment focus at
that time.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
 but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------

Who manages the        John B. Brynjolfsson, CFA, executive vice president,
portfolio              joined PIMCO in 1990. He is the portfolio manager of
                       similar funds advised by PIMCO. Mr. Brynjolfsson has 14
                       years of investment experience and is co-author of
[LOGO OF PIMCO         Inflation-Protection Bonds and co-editor of The
APPEARS HERE]          Handbook of Inflation-Indexed Bonds. He has a
                       bachelor's degree from Columbia College and an MBA from
The Inflation          the MIT Sloan School of Management.
Managed Portfolio
is managed by
Pacific Investment
Management Company
LLC (PIMCO). You'll
find more about
PIMCO on page 65.

ABOUT THE PORTFOLIOS   MANAGED BOND PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks to maximize total return
investment goal        consistent with prudent investment management.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in fixed income securities with varying terms to
                       maturity. The securities will principally be medium to high-quality, investment grade securities.

Total return is        These securities include principally:
made up of coupon      . U.S. treasury bonds and notes, or options or futures
income plus any          on them
gains or losses in     . mortgage-related securities, including stripped
the value of the         mortgage-related securities
portfolio's            . corporate bonds and notes, some of which may be high
securities.              yield ("junk") bonds
                       . commercial paper and other money market instruments
                       . fixed income securities issued by foreign governments
                         and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries.

                       When selecting securities, the portfolio manager:

Duration is a          . decides what duration the portfolio should maintain.
mathematical             The manager uses duration management as a fundamental
measure of the           part of the management strategy for this portfolio.
average life of a        The portfolio usually maintains an average duration
bond that includes       of three to seven years, varying within this range
its yield, coupon,       based on the manager's outlook on the economy and
final maturity and       interest rates. The manager then decides what
call features. It        proportion of securities in the portfolio should have
is often used to         short, intermediate and long durations and
measure the              maturities.
potential
volatility of a        . decides what proportion of securities in the
bond's price, and        portfolio should be invested in U.S. government
is considered a          securities, foreign bonds, U.S. corporate bonds and
more accurate            U.S mortgage-related securities.
measure than
maturity of a          . uses an analytical system developed by the manager to
bond's sensitivity       help select government and other securities that meet
to changes in            yield, duration, maturity and other criteria.
market (or nominal)
interest rates.        . chooses companies to invest in by carrying out a
                         credit analysis of each potential investment, which may include meetings or periodic contact with the company's management.

                       . frequently uses options, futures and forward
                         contracts and other techniques as a substitute for securities, to try to increase returns or hedge against changes in interest rates. The manager may also use derivatives to hedge against changes in currency exchange rates.

                       [SYMBOL] ------------------------------------------------

Risks you should be    Since the Managed Bond Portfolio principally invests in
aware of               fixed income securities, it may be affected by the
                       following risks, among others:
The price of bonds
that are               . changes in interest rates - the value of the
denominated in           portfolio's investments may fall when interest rates
foreign currencies       rise. Changes in interest rates may have a
is affected by the       significant effect on this portfolio, because it may
value of the U.S.        invest in securities with medium or long terms to
dollar. In general,      maturity and may use interest- sensitive derivatives.
as the value of the      Bonds with longer durations tend to be more sensitive
U.S. dollar falls,       to changes in interest rates, usually making them
the U.S. dollar          more volatile than bonds with shorter durations.
price of a foreign
bond will rise,
increasing the
value of the bond.
As the value of the
U.S. dollar rises,
the U.S. dollar
value of a foreign
bond will fall.

                                                         MANAGED BOND PORTFOLIO

                       [SYMBOL] -----------------------------------------------

Risks you should be    . credit risk - the portfolio could lose money if the
aware of                 issuer of a fixed income security is unable to meet
(continued)              its financial obligations or goes bankrupt. This
                         portfolio may invest in high yield ("junk") bonds,
                         which may make it particularly subject to credit
This portfolio may       risk, especially during periods of economic
invest up to:            uncertainty or during economic downturns.
 . 10% of its assets
  in lower-rated,      . risks of foreign investing - foreign investments may
  high-yield             be riskier than U.S. investments for many reasons,
  ("junk") bonds         including changes in currency exchange rates,
 . 20% of its assets      unstable political and economic conditions, a lack of
  in foreign             adequate and timely company information, differences
  investments            in the way securities markets operate, relatively
  denominated in         lower market liquidity, less stringent financial
  foreign                reporting and accounting standards and controls, less
  currencies             secure foreign banks or securities depositories than
                         those in the U.S., and foreign controls on investment.

                       . derivatives and other techniques - this portfolio
                         frequently uses options, futures and forward contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                       . mortgage risk - mortgage-related securities can be
                         paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

                       . short-term trading - the portfolio may engage in
                         short-term trading, which could result in higher trading costs.

                       [SYMBOL] -----------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF MANAGED BOND PORTFOLIO APPEARS HERE]
how the portfolio's
performance has            91      92      93        94       95       96
varied over the            --      --      --        --       --       --
past 10 years.           17.03    8.68    11.63    (4.36)    19.04    4.25
                       --------------------------------------------------------
                           97      98       99       00
The table below the        --      --       --       --
bar chart compares        9.92    9.20    (1.91)   11.53
the portfolio's        --------------------------------------------------------
performance with
the Lehman Brothers    Best and worst quarterly performance during this
Government/Credit      period:
Index, an index of     3rd quarter 1991: 6.50%; 1st quarter 1994: (2.98)%:
government and
corporate fixed        Average annual total return
income securities.     as of December 31, 2000         1 year 5 years 10 years
                       -------------------------------------------------------
                       Managed Bond Portfolio          11.53% 6.48%   8.27%
Returns do not         Lehman Brothers Government/
reflect fees and        Credit Index                   11.84% 6.23%   8.00%
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.
                       [SYMBOL] -----------------------------------------------
Who manages the
portfolio
                       John Hague, managing director and senior member of the
[LOGO OF PIMCO         portfolio manager group, joined PIMCO in 1987. Mr.
APPEARS HERE]          Hague has 18 years of investment experience, including
                       2 years specializing in international fixed income
The Managed Bond       products and mortgage-backed securities with Salomon
Portfolio is           Brothers, Inc, and 3 years in credit research with
managed by Pacific     Morgan Guarantee. He has a BA from Bowdoin College and
Investment             an MBA from Stanford University.
Management Company
LLC (PIMCO). You'll
find more about
PIMCO on page 65.

ABOUT THE PORTFOLIOS   MONEY MARKET PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks current income consistent with
investment goal        preservation of capital.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in money market instruments that the portfolio
                       manager believes have limited credit risk. These
                       investments principally include commercial paper and
                       U.S. government obligations. The portfolio may also
The Money Market       invest in asset-backed money market instruments and
Portfolio invests      foreign money market instruments denominated in U.S.
at least 95% of its    dollars. The portfolio's dollar-weighted average term
assets in money        to maturity will not exceed 90 days.
market instruments
that have been         The manager looks for money market instruments with the
given the highest      highest yields within the highest credit rating
credit rating for      categories, based on the evaluation of credit risk and
short-term debt        interest rates.
securities, or have
not been rated, but    Unlike many money market funds, the Money Market
are of comparable      Portfolio is not managed to maintain a constant net
quality.               asset value. Instead, the net asset value will change
                       with the value of the investments in the portfolio.

                       [SYMBOL] ------------------------------------------------

Risks you should be    The Money Market Portfolio generally has the least
aware of               investment risk of the Pacific Select Fund portfolios
                       because its principal investment strategy is to invest
                       in short-term securities that are either government
An investment in       guaranteed or have very high credit ratings. The value
the portfolio is       of the portfolio may, however, be affected by the
not a bank deposit,    following risks:
and it is not
insured or             . changes in interest rates - the value of the
guaranteed by the        portfolio's investments may fall when interest rates
Federal Deposit          rise. Short-term money market instruments generally
Insurance                are affected less by changes in interest rates than
Corporation or any       fixed income securities with longer terms to
other government         maturity.
agency. It's
possible to lose       . credit risk - the portfolio could lose money if the
money by investing       issuer of a money market instrument is unable to meet
in the portfolio.        its financial obligations or goes bankrupt.

                                                          MONEY MARKET PORTFOLIO

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF MONEY MARKET PORTFOLIO APPEARS HERE]
how the portfolio's
performance has         91   92    93    94    95    96    97    98    99    00
varied over the        ---------------------------------------------------------
past 10 years.         5.74 3.22  2.58  3.76  5.54  5.07  5.28  5.29  4.94  6.18

The table below the    Best and worst quarterly performance during this period:
bar chart compares     1st quarter 1991: 1.63%; 2nd quarter 1993: 0.62%
the portfolio's
performance with       Average annual total return
the Merrill Lynch      as of December 31, 2000       1 year   5 years  10 years
90-day T-Bill Index.   --------------------------------------------------------
                       Money Market Portfolio        6.18%    5.35%    4.75%
Returns do not         Merrill Lynch 90-day T-Bill
reflect fees and         Index                       6.18%    5.37%    5.05%
expenses associated
with any variable      7-day yield ending December 31, 2000: 6.57%
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is important -
but it's no
guarantee of how it
will perform in the
future.

                       [SYMBOL] ------------------------------------------------

Who manages the        Dale Patrick is a portfolio manager and senior
portfolio              investment analyst at Pacific Life. He joined the
                       company in 1985, and has managed the Money Market
[LOGO OF PACIFIC       Portfolio since 1994. He is also responsible for
LIFE APPEARS HERE]     trading public bonds, managing short-term fixed income
                       securities, and joint management of a total return
The Money Market       portfolio. Mr. Patrick has a BA from the University of
Portfolio is           Colorado and an MBA from the University of California,
managed by Pacific     Irvine.
Life Insurance
Company (Pacific       Brendan Collins, CFA, is a portfolio manager and senior
Life). You'll find     investment analyst at Pacific Life. He joined the
more about Pacific     company in 1996 and since 1998 has been with Pacific
Life on page 62.       Life's portfolio management group. He is also
                       responsible for trading public bonds, managing short-term investments, and administering Pacific Life's derivatives book, along with assisting with Pacific
                       Financial Product's credit derivative investments.
                       Prior to joining Pacific Life, Mr. Collins spent five years with Pacific Investment Management Company in their mortgage and corporate operations area. He has a BA from California State University, Fullerton.

ABOUT THE PORTFOLIOS   HIGH YIELD BOND PORTFOLIO


                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio seeks a high level of current income.
investment goal

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in fixed income securities with lower and
                       medium-quality credit ratings and intermediate to long terms to maturity.

Bonds are given a      Securities principally include high yield ("junk")
credit rating based    bonds and notes. The portfolio may also invest in fixed
on the issuer's        income securities that can be converted into equity
ability to pay the     securities, and preferred stocks and bonds of foreign
quoted interest        issuers that are denominated in U.S. dollars.
rate and maturity
value on time.         When selecting securities, the portfolio manager
                       focuses on:

                       . seeking high yields while addressing risk by looking
The High Yield Bond      for securities that offer the highest yields for
Portfolio invests        their credit rating.
principally in high
yield or "junk"        . seeking gains by looking for securities that may be
bonds, which are         more creditworthy than their credit rating indicates.
given a low credit       This involves an analysis of each potential security,
rating by Moody's        and may include meeting with the company's management
(Ba and lower), or       team.
Standard & Poor's
(BB and lower), or     . reducing credit risk by investing in many different
have not been            issuers in a wide range of industries.
rated, but are of
comparable quality.    The managers may temporarily change these strategies if
High yield bonds       they believe that economic conditions make it necessary
are considered to      to maintain liquidity or to try to protect the
be mostly              portfolio from potential loss. In this case, the
speculative in         portfolio may invest in U.S. government securities,
nature.                higher-quality corporate fixed income securities or
                       money market securities, which may prevent the portfolio from achieving its investment goal.

This gives the
portfolio more
credit risk than
the other bond
portfolios, but
also gives it the
potential for
higher income.

                       [SYMBOL] ------------------------------------------------

Risks you should be    Since the High Yield Bond Portfolio's principal
aware of               strategy is to invest in low and medium quality fixed
                       income securities, it may be affected by the following risks, among others:

                       . credit risk - the portfolio could lose money if the
                         issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than the other bond portfolios, because it invests in high yield bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of foreign investing - foreign investments may
                         be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                       HIGH YIELD BOND PORTFOLIO

                       [SYMBOL] ------------------------------------------------

How the portfolio      Year by year total return (%)
has performed          as of December 31 each year

The bar chart shows    [GRAPH OF HIGH YIELD BOND PORTFOLIO HERE]
how the portfolio's
performance has          91    92    93   94    95    96   97    98   99    00
varied over the        ---------------------------------------------------------
past 10 years.         24.58 18.72 18.01 0.42 18.87 11.31 9.44  2.46 2.90 (3.72)

                       ---------------------------------------------------------
The table below the
bar chart compares     Best and worst quarterly performance during this period:
the portfolio's        1st quarter 1991: 6.51%; 3rd quarter 1998 : (4.66)%
performance with
the CS First Boston    Average annual total return
Global High Yield      as of December 31, 2000           1 year 5 years 10 years
Bond Index, an         ---------------------------------------------------------
index designed to      High Yield Bond Portfolio         (3.72)%  4.34%    9.93%
mirror the             CS First Boston Global High Yield
performance of the     Bond Index                        (5.21)%  4.51%   11.20%
global high-yield
bond market.
reflect fees and       [SYMBOL] ------------------------------------------------
expenses associated
with any variable      Simon Lee is a vice president of Pacific Life. He
annuity contract or    joined the company in 1985 and has shared management
variable life          responsibility for the High Yield Bond Portfolio since
insurance policy,      1995. He also manages Pacific Life's high yield and
and would be lower     convertible bond assets. He has both a BA and an MBA
if they did.           from Loyola Marymount University.

                       Michael Long is an assistant vice president of Pacific
Looking at how a       Life. He joined Pacific Life in 1994 as an investment
portfolio has          analyst. He was promoted to his current position in
performed in the       1998. Mr. Long has 16 years experience in the financial
past is important -    and securities industry, including 6 years in
but it's no            investment analyst positions at Franklin Resources,
guarantee of how it    Inc., Bradford and Marzec, Inc., and Great Northern
will perform in the    Annuity, prior to joining Pacific Life. He has a BA
future.                from the University of California, Davis and an MBA
                       from Pepperdine University.

                       Lori A. Johnstone, CFA, is an assistant vice president
Who manages the        of Pacific Life. Ms. Johnstone joined Pacific Life in
portfolio              1990 as an investment analyst in high yield securities
                       and emerging markets. She was promoted to assistant
[LOGO OF PACIFIC       vice president in 1998. Ms. Johnstone has 13 years
LIFE APPEARS HERE]     financial industry experience including experience at a
                       regional broker dealer with a focus on portfolio
The High Yield Bond    management and in the high yield bond investment group
Portfolio is           at Columbia Savings. She has a BS from the University
managed by Pacific     of Southern California and an MBA from San Diego State
Life Insurance         University.
Company (Pacific
Life). You'll find
more about Pacific
Life on page 62.

MANAGING THE PACIFIC SELECT FUND

                       --------------------------------------------------------
[LOGO OF PACIFIC       Founded in 1868, Pacific Life provides life and health
LIFE APPEARS HERE]     insurance products, individual annuities and group
                       employee benefits, and offers to individuals,
Pacific Life           businesses and pension plans a variety of investment
Insurance Company      products and services. Over the past five years, the
700 Newport Center     Company has grown from the 23rd to the 14th largest
Drive                  life insurance company in the nation, based on assets
Newport Beach,         as of December 31, 2000. The Pacific Life family of
California 92660       companies manages more than $335 billion in assets,
                       making it one of the largest financial institutions in America, and currently counts 67 of the 100 largest
                       U.S. companies as clients. Additional information about
                       Pacific Life can be obtained at its Web site, www.PacificLife.com.

                       In its role as the fund's investment adviser, Pacific Life supervises the management of all of the fund's portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. To manage the other portfolios, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. Pacific Life oversees and monitors the performance of these portfolio managers.

                       Pacific Life, subject to the review of the fund's board, has ultimate responsibility to oversee the other portfolio managers. Under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life or Pacific Select Fund) without shareholder approval. Within 90 days of the hiring of any new portfolio manager, shareholders of the affected portfolio will be sent information about the change.

                       --------------------------------------------------------
[LOGO OF A I M         A I M Capital Management, Inc. (AIM) was founded in
CAPITAL APPEARS        1986 and together with its affiliates manages over 130
HERE]                  investment portfolios with approximately $170 billion
                       as of December 31, 2000. AIM is an indirect subsidiary
A I M Capital          of AMVESCAP PLC, an international investment management
Management, Inc.11     company that manages more than $403 billion in assets
Greenway Plaza         worldwide as of December 31, 2000. AMVESCAP PLC is
Houston, Texas         based in London, with money managers located in Europe,
77046                  North and South America, and the Far East.

                       AIM manages the Blue Chip Portfolio and the Aggressive Growth Portfolio.

                       --------------------------------------------------------
[LOGO OF ALLIANCE      Alliance Capital Management L.P. (Alliance Capital) is
CAPITAL APPEARS        a leading global investment adviser supervising client
HERE]                  accounts with assets as of December 31, 2000 totaling
                       $454 billion. Alliance Capital and its affiliates have
Alliance Capital       13 offices in the U.S. and 26 offices abroad. Alliance
Management L.P.        Capital's clients are primarily major corporate
1345 Avenue of the     employee benefit funds, public employee retirement
Americas               systems, investment companies, foundations, endowment
New York, New York     funds and private clients.
10105
                       Alliance Capital is an affiliate of The Equitable Life
                       Assurance Society of the United States and AXA
                       Financial, Inc.

                       Alliance Capital manages the Aggressive Equity Portfolio and the Emerging Markets Portfolio.

                       --------------------------------------------------------
[LOGO OF CAPITAL       Capital Guardian Trust Company (Capital Guardian), a
GUARDIAN APPEARS       wholly-owned subsidiary of Capital Group International,
HERE]                  Inc., which is in turn a subsidiary of The Capital
                       Group Companies, Inc., was established in 1968 as a
Capital Guardian       non-depository trust company. As of December 31, 2000,
Trust Company          Capital Guardian managed approximately $122 billion,
333 South Hope         primarily for large institutional clients.
Street
Los Angeles,           Capital Guardian uses a multiple portfolio management
California 90071       system under which a group of portfolio managers each
                       have investment discretion over a portion of a client's account. Portfolio management is supported by the research efforts of over 140 investment professionals.
                       Capital Group International, Inc. spent over $80 million in 1998 on its research efforts.

                       Capital Guardian manages the Small-Cap Equity Portfolio and the Diversified Research Portfolio.

                       --------------------------------------------------------
[LOGO OF GOLDMAN       Created in 1988, Goldman Sachs Asset Management
SACHS APPEARS HERE]    (Goldman Sachs) is a unit of the Investment Management
                       Division (IMD) of Goldman, Sachs & Co. Goldman Sachs
Goldman Sachs Asset    provides a wide range of discretionary investment
Management             advisory services, quantitatively driven and actively
32 Old Slip            managed to U.S. and international equity portfolios,
New York, New York     U.S. and global fixed-income portfolios, commodity and
10005                  currency products and money market accounts. As of
                       December 31, 2000, Goldman Sachs, along with other units of IMD, had assets under management of approximately $282 billion.

                       Portfolio management at Goldman Sachs is conducted by teams that are supported by 600 investment research professionals, 20 market strategists and 30 economists around the world. The company has more than 14,500 professionals in 41 offices worldwide.

                       Goldman Sachs manages the I-Net Tollkeeper PortfolioSM. I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.

                       --------------------------------------------------------
[LOGO OF INVESCO       INVESCO Funds Group, Inc. (INVESCO) was founded in 1932
FUNDS APPEARS HERE]    and as of December 31, 2000, manages over $40 billion
                       for more than 45 INVESCO mutual funds. INVESCO is a
INVESCO Funds          subsidiary of AMVESCAP PLC, an international investment
Group, Inc.            management company that manages more than $403 billion
7800 East Union        in assets worldwide as of December 31, 2000. AMVESCAP
Avenue                 is based in London, with money managers located in
Denver, Colorado       Europe, North and South America, and the Far East.
80237
                       INVESCO manages the Financial Services Portfolio, the
                       Health Sciences Portfolio, the Technology Portfolio and the Telecommunications Portfolio.

                       --------------------------------------------------------
[LOGO OF J.P.          Formed in 1984, J.P. Morgan Investment Management Inc.
MORGAN INVESTMENT      (J.P. Morgan) manages portfolios for corporations,
APPEARS HERE]          governments and endowments as well as many of the
                       largest corporate retirement plans in the nation. As of
J.P. Morgan            December 31, 2000, it had approximately $359 billion in
Investment             assets under management.
Management Inc.
522 Fifth Avenue       J.P. Morgan believes that strong portfolio management
New York, New York     depends on access to information. It has one of the
10036                  largest research organizations in the investment
                       management field, with more than 100 analysts who carry out fixed income, equity, capital market, credit and economic research around the world.

                       J.P. Morgan manages the Equity Income Portfolio and the Multi-Strategy Portfolio.

MANAGING THE PACIFIC SELECT FUND

                       --------------------------------------------------------
[LOGO OF JANUS         Formed in 1969, Janus Capital Corporation (Janus)
APPEARS HERE]          manages accounts for corporations, individuals,
                       retirement plans and non-profit organizations, and
Janus Capital          serves as the adviser or subadviser to the Janus Funds
Corporation            and other mutual funds. Janus had approximately
100 Fillmore Street    $249 billion in assets under management as of December
Denver, Colorado       31, 2000.
80206
                       The Janus investment team focuses on individual companies, using an investment process supported by the company's 23 portfolio managers and 33 securities analysts.

                       Janus manages the Strategic Value Portfolio, the Growth LT Portfolio and the Focused 30 Portfolio.

                       --------------------------------------------------------
[LOGO OF LAZARD        Lazard Asset Management (Lazard), is a division of
APPEARS HERE]          Lazard Freres & Co. LLC (Lazard Freres), a New York
                       limited liability company. Lazard Freres provides both
Lazard Asset           individual and institutional clients with a wide
Management, a          variety of investment banking, brokerage and related
division of Lazard     services. Lazard and its affiliates provide investment
Freres & Co. LLC 30    management services to client discretionary accounts
Rockefeller Plaza      with assets totaling approximately $71 billion as of
New York, New York     December 31, 2000.
10112
                       Teamwork is the foundation of Lazard. Lazard's team of more than 130 portfolio managers and analysts drive its bottom-up approach to understanding individual companies within the global marketplace.

                       Lazard manages the Mid-Cap Value Portfolio and the International Value Portfolio.

                       --------------------------------------------------------
[LOGO OF MFS           Massachusetts Financial Services Company, doing
APPEARS HERE]          business as MFS Investment Management (MFS), and its
                       predecessor organizations have a history of money
MFS Investment         management dating from 1924 and the founding of the
Management 500         first mutual fund. Net assets under the management of
Boylston Street        the MFS organization were approximately $141 billion as
Boston,                of December 31, 2000.
Massachusetts 02116
                       MFS manages the Capital Opportunities Portfolio and the Global Growth Portfolio.

                       --------------------------------------------------------
[LOGO OF MERCURY       Mercury Advisors (Mercury) is a subsidiary of Merrill
ADVISORS]              Lynch & Company, Inc. (Merrill). Merrill Lynch
                       Investment Managers, Merrill's asset management unit,
Mercury Advisors       (MLIM) is the world's third largest active global
2 World Financial      investment management organization, managing
Center                 $557 billion in assets as of December 31, 2000. MLIM
New York, NY 10281-    has both experience and expertise to offer a broad
6100                   range of investment services to many diversified market
                       segments. MLIM is comprised of various divisions and subsidiaries including Fund Asset Management, L.P., doing business as Mercury Advisors. Mercury/MLIM have a dedicated Quantitative Strategies Division, which includes a five-member senior management team from the firm that served as portfolio manager prior to January
                       1, 2000, which had been responsible for portfolio management of the fund's Equity Index and Small-Cap
                       Index Portfolios since January 30, 1991 and January 1,
                       1999, respectively, until July 2, 1999.

                       Mercury manages the Equity Index Portfolio and the Small-Cap Index Portfolio.

                       --------------------------------------------------------
[LOGO OF MORGAN        Formed in 1975, Morgan Stanley Investment Management
STANLEY ASSET          Inc., doing business as Morgan Stanley Asset Management
MANAGEMENT APPEARS     (MSAM), a subsidiary of Morgan Stanley, conducts a
HERE]                  worldwide portfolio management business and provides a
                       broad range of portfolio management services to
Morgan Stanley         customers in the U.S. and abroad. MSAM and its
Asset Management       institutional investment advisory affiliates managed or
1221 Avenue of the     acted as fiduciary adviser for approximately
Americas               $173 billion in assets as of December 31, 2000.
New York, New York
10020                  MSAM's portfolio managers are supported by a network of
                       experienced research professionals based in New York, London, Singapore and Tokyo.

                       MSAM manages the REIT Portfolio.

                       --------------------------------------------------------
[LOGO OF PIMCO         Founded in 1971, Pacific Investment Management Company
APPEARS HERE]          LLC (PIMCO) has nearly 300 clients, including some of
                       the largest employee benefit plans, endowments and
Pacific Investment     foundations in America. PIMCO had over $215 billion in
Management             assets under management as of December 31, 2000.
Company LLC
840 Newport Center     PIMCO specializes in the management of fixed income
Drive, Suite 300       portfolios. It has a long-term investment philosophy,
Newport Beach,         and uses a variety of techniques, including software
California 92660       programs it has developed, to help increase portfolio
                       performance while controlling volatility.

                       PIMCO is a subsidiary of PIMCO Advisors, L.P.
                       Allianz AG owns a majority ownership of PIMCO Advisors and Pacific Life holds a minority interest in PIMCO Advisors.

                       PIMCO manages the Managed Bond Portfolio and the Inflation Managed Portfolio.

MANAGING THE PACIFIC SELECT FUND


                       --------------------------------------------------------
Fees and expenses      The table below shows the advisory fee and fund
paid by the Fund       expenses as an annual percentage of each portfolio's
                       average daily net assets, based on the year 2000 unless
The fund pays          otherwise noted. To help limit fund expenses, effective
Pacific Life an        July 1, 2000 Pacific Life contractually agreed to waive
advisory fee for       all or part of its investment advisory fees or
the services it        otherwise reimburse each portfolio for operating
provides as            expenses (including organizational expenses, but not
investment adviser.    including advisory fees, additional costs associated
It also pays for       with foreign investing and extraordinary expenses) that
all of the costs of    exceed an annual rate of 0.10% of its average daily net
its operations, as     assets. Such waiver or reimbursement is subject to
well as for other      repayment to Pacific Life to the extent such expenses
services Pacific       fall below the 0.10% expense cap. For each portfolio,
Life provides          Pacific Life's right to repayment is limited to amounts
through a support      waived and/or reimbursed that exceed the new 0.10%
services agreement.    expense cap and, except for portfolios that started on
                       or after October 2, 2000, that do not exceed the
Pacific Life uses      previously established 0.25% expense cap. Any amounts
part of the            repaid to Pacific Life will have the effect of
advisory fee to pay    increasing such expenses of the portfolio, but not
for the services of    above the 0.10% expense cap. There is no guarantee that
the portfolio          Pacific Life will continue to cap expenses after
managers.              December 31, 2001. In 2000, Pacific Life reimbursed
                       approximately $13,202 to the I-Net Tollkeeper
                       Portfolio, $36,311 to the Strategic Value Portfolio,
                       $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                       --------------------------------------------------
                                              Advisory Other    12b-1
                       Portfolio              fee      expenses amounts+
                       --------------------------------------------------
                          As an annual % of average daily net assets

                       Blue Chip/1/              0.95     0.06     --
                       Aggressive Growth/1/      1.00     0.06     --
                       Aggressive Equity/2/      0.80     0.04     0.02
                       Emerging Markets/2/       1.10     0.21     --
                       Diversified Research/2/   0.90     0.08     0.01
                       Small-Cap Equity/2/       0.65     0.05     --
                       I-Net Tollkeeper/2/       1.50     0.13     --
                       Financial Services/1/     1.10     0.15     --
                       Health Sciences/1/        1.10     0.11     --
                       Technology/1/             1.10     0.08     --
                       Telecommunications/1/     1.10     0.08     --
                       Multi-Strategy            0.65     0.04     --
                       Equity Income/2/          0.65     0.04     0.01
                       Strategic Value           0.95     0.49     --
                       Growth LT                 0.75     0.04     --
                       Focused 30                0.95     0.42     --
                       Mid-Cap Value/2/          0.85     0.03     0.10
                       International Value       0.85     0.11     --
                       Capital Opportunities/1/  0.80     0.06     --
                       Global Growth/1/          1.10     0.19     --
                       Equity Index              0.25     0.04     --
                       Small-Cap Index/2/        0.50     0.13     --
                       REIT                      1.10     0.04     --
                       Inflation Managed/2/      0.60     0.05     --
                       Managed Bond/2/           0.60     0.05     --
                       Money Market              0.34     0.04     --
                       High Yield Bond/2/        0.60     0.05     --
                       --------------------------------------------------

                       --------------------------------------------------------
                                                        Less
                                               Total    adviser's     Total net
                       Portfolio               expenses reimbursement expenses
                       --------------------------------------------------------
                              As an annual % of average daily net assets

                       Blue Chip/1/               1.01      --           1.01
                       Aggressive Growth/1/       1.06      --           1.06
                       Aggressive Equity/2/       0.86      --           0.86
                       Emerging Markets/2/        1.31      --           1.31
                       Diversified Research/2/    0.99      --           0.99
                       Small-Cap Equity/2/        0.70      --           0.70
                       I-Net Tollkeeper/2/        1.63     (0.02)        1.61
                       Financial Services/1/      1.25     (0.05)        1.20
                       Health Sciences/1/         1.21     (0.01)        1.20
                       Technology/1/              1.18      --           1.18
                       Telecommunications/1/      1.18      --           1.18
                       Multi-Strategy             0.69      --           0.69
                       Equity Income/2/           0.70      --           0.70
                       Strategic Value            1.44     (0.39)        1.05
                       Growth LT                  0.79      --           0.79
                       Focused 30                 1.37     (0.32)        1.05
                       Mid-Cap Value/2/           0.98      --           0.98
                       International Value        0.96      --           0.96
                       Capital Opportunities/1/   0.86      --           0.86
                       Global Growth/1/           1.29      --           1.29
                       Equity Index               0.29      --           0.29
                       Small-Cap Index/2/         0.63     (0.02)        0.61
                       REIT                       1.14      --           1.14
                       Inflation Managed/2/       0.65      --           0.65
                       Managed Bond/2/            0.65      --           0.65
                       Money Market               0.38      --           0.38
                       High Yield Bond/2/         0.65      --           0.65
                       --------------------------------------------------------
                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research
                           Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, and 0.64% for High Yield Bond Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                       --------------------------------------------------------
How the fund is        The Pacific Select Fund is organized as a Massachusetts
organized              business trust. Its business and affairs are managed by
                       its board of trustees.

                       Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable if the fund is not able to meet its financial obligations. It is very unlikely that this will ever happen, and the fund's declaration of trust protects shareholders from liability.

                       Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Portfolios that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. Each Portfolio also intends to comply with diversification regulations under section 817(h) of the Code that apply to mutual funds underlying variable contracts. You'll find more information about taxation in the fund's SAI.

                       The Pacific Select Fund may discontinue offering shares of any portfolio at any time. If a portfolio is discontinued, any allocation to that portfolio will be allocated to another portfolio the trustees believe is suitable, as long as any required regulatory approvals are met.

PERFORMANCE OF COMPARABLE ACCOUNTS


ALLIANCE CAPITAL MANAGEMENT L.P.


The chart to the       This chart does not show you the performance of the
right shows the        Emerging Markets Portfolio - it shows the performance
historical             of a similar account managed by Alliance Capital.
performance of the
Alliance Emerging      --------------------------------------------------------
Markets Equity         Annual total returns/Average annual total returns for
Composite. The         the periods ending December 31, 2000
advisory account in
the composite, a                          Alliance
commingled trust                          Emerging              MSCI Emerging
account which is                          Markets Equity        Markets Free
exempt from mutual     Year/Period        Composite (%)/1/      Index (%)/2/
fund registration,     ---------------------------------------------------------
has investment         2000                 (29.96)               (30.61)
objectives,            1999                 116.29                 66.41
policies and           1998                 (28.80)               (25.34)
strategies that are    1997                  (9.33)               (11.59)
substantially          1996                  21.34                  6.03
similar to those of    1995                  (4.03)                (5.21)
the Emerging           1994                 (13.10)                (7.32)
Markets Portfolio.     1993                  63.33                 74.84
                       1992                  16.36                 11.41
The composite          1991/3/                5.69                 14.06
performance shows      ---------------------------------------------------------
the historical         1 year               (29.96)               (30.61)
track record of the    3 years                2.56                 (4.83)
portfolio manager      5 years                3.48                 (4.17)
and is not intended    Since Inception/3/     7.71                  5.05
to imply how the       ---------------------------------------------------------
Emerging Markets
Portfolio has          /1/ This column shows performance of the composite after
performed or will          advisory fees and operating expenses charged to the
perform. Total             account in the composite have been deducted. The
returns represent          Emerging Markets Portfolio's fees and expenses may be
past performance of        higher than those reflected in the Alliance Emerging
the Alliance               Markets Equity Composite. Higher fees and expenses
Emerging Markets           would reduce performance. The account in the
Equity Composite           composite was not subject to the investment
and not the                limitations, diversification requirements and other
Emerging Markets           restrictions of the Investment Company Act of 1940 or
Portfolio.                 Subchapter M of the Internal Revenue Code, which, if
                           imposed, could have adversely affected the
Returns do not             performance. The fees and expenses of the composite
reflect fees and           include investment advisory fees but do not include
expenses associated        custody fees or other expenses normally paid by
with any variable          mutual funds. If these expenses were included,
annuity contract or        returns would be lower. Composite results are asset
variable life              weighted and calculated on a monthly basis. Quarterly
insurance policy,          and annual composite performance figures are computed
and would be lower         by linking monthly returns. Performance figures for
if they did.               each account are calculated monthly. Monthly market
                           values include income accruals.

                       /2/ This column shows the performance of the MSCI
                           Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

                       /3/ The inception date of the composite was October 1,
                           1991. Total returns and expenses are not annualized for the first year of operations.

CAPITAL GUARDIAN TRUST COMPANY

The chart to the
right shows the        This chart does not show you the performance of the
historical             Diversified Research Portfolio - it shows the
performance of the     performance of similar accounts managed by Capital
Capital Guardian       Guardian.
U.S. Equity
Diversified            --------------------------------------------------------
Research Composite.    Annual total returns/Average annual total returns for
Each of the four       the periods ending December 31, 2000
advisory accounts
in the composite,                       Capital Guardian
including two                           U.S. Equity Diversified   S&P 500
mutual funds, has      Year/Period      Research Composite (%)/1/ Index (%)/2/
investment             -------------------------------------------------------
objectives,            2000                 6.27                     (9.11)
policies and           1999                23.56                     21.04
strategies that are    1998                28.40                     28.58
substantially          1997                30.91                     33.36
similar to those of    1996                21.91                     22.96
the Diversified        1995                39.63                     37.58
Research Portfolio.    1994                 4.41                      1.32
                       1993/3/              3.42                      5.42
The composite          -------------------------------------------------------
performance shows      1 year               6.27                     (9.11)
the historical         3 years             19.02                     12.26
track record of the    5 years             21.89                     18.35
portfolio manager      Since Inception/3/  19.81                     17.10
and is not intended    -------------------------------------------------------
to imply how the
Diversified            /1/  This column shows performance of the composite
Research Portfolio          after the highest advisory fees and operating
has performed or            expenses charged to accounts in the composite have
will perform. Total         been deducted. The Diversified Research Portfolio's
returns represent           fees and expenses may be higher than those reflected
past performance of         in the Capital Guardian U.S. Equity Diversified
the Capital                 Research Composite. Higher fees and expenses would
Guardian U.S.               reduce performance. Two of the accounts in the
Equity Diversified          composite were not subject to the investment
Research Composite          limitations, diversification requirements and other
and not the                 restrictions of the Investment Company Act of 1940
Diversified                 or Subchapter M of the Internal Revenue Code, which,
Research Portfolio.         if imposed, could have adversely affected the
                            performance. The fees and expenses of the composite
Returns do not              include investment advisory fees, but, for the
reflect fees and            accounts other than the mutual funds, do not include
expenses associated         custody fees or other expenses normally paid by
with any variable           mutual funds. If these expenses were included,
annuity contract or         returns would be lower. Since July 1, 1998,
variable life               composite results are calculated using an asset-
insurance policy,           weighted and cash-flow weighted method. (An asset-
and would be lower          weighted method was used from April 1, 1993 to June
if they did.                30, 1998.) Quarterly and annual composite
                            performance figures are computed by linking monthly returns. Performance results are calculated using a time-weighted rate of return with daily valuation.
                            Market values include income accruals.

                       /2/  This column shows performance of the S&P 500
                            Index, an index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.

                       /3/ The inception date of the composite was March 31, 1993. Total returns and expenses are not annualized for the first year of operations.

PERFORMANCE OF COMPARABLE ACCOUNTS

LAZARD ASSET MANAGEMENT

The chart to the       This chart does not show you the performance of the
right shows the        International Value Portfolio - it shows the
historical             performance of similar accounts managed by Lazard.
performance of the
Lazard                 --------------------------------------------------------
International ADR      Annual total returns/Average annual total returns for
Equity Composite.      the periods ending December 31, 2000
Each of the 104
advisory accounts                           Lazard
in the composite                            International
has investment                              ADR Equity           MSCI EAFE
objectives,            Year/Period          Composite (%)/1/     Index (%)/2/
policies and           ------------------------------------------------------
strategies that are    2000                     3.19                (13.96)
substantially          1999                    20.19                 27.30
similar to those of    1998                    23.74                 20.33
the International      1997                    18.91                  2.06
Value Portfolio.       1996                    12.09                  6.36
                       1995                     6.00                 11.55
The composite          1994/3/                  1.24                  7.80
performance shows      ------------------------------------------------------
the historical         1 year                   3.19                (13.96)
track record of the    3 years                 15.35                  9.64
portfolio manager      5 years                 15.39                  7.43
and is not intended    Since Inception/3/      11.89                  8.10
to imply how the       ------------------------------------------------------
International Value
Portfolio has          /1/ This column shows performance of the composite
performed or will          after average advisory fees and operating expenses
perform. Total             charged to the accounts in the composite have been
returns represent          deducted. The International Value Portfolio's fees
past performance of        and expenses may be higher than those reflected in
the Lazard                 the Lazard International ADR Equity Composite. Higher
International ADR          fees and expenses would reduce performance. The
Equity Composite           accounts in the composite were not subject to the
and not the                investment limitations, diversification requirements
International Value        and other restrictions of the Investment Company Act
Portfolio.                 of 1940 or Subchapter M of the Internal Revenue Code,
                           which, if imposed, could have adversely affected the
The International          performance. The fees and expenses of the composite
ADR Equity                 include investment advisory fees but do not include
Composite is a             custody fees or other expenses normally paid by
byproduct of               mutual funds. If these expenses were included,
Lazard's global            returns would be lower. Composite results are asset
research platform          weighted and calculated on a monthly basis. Quarterly
and represents our         and annual composite performance figures are computed
strongest                  by linking monthly returns. Performance figures for
conviction                 each account are calculated monthly. Monthly market
securities in the          values include income accruals.
international
developed markets.     /2/ This column shows the performance of the MSCI EAFE
The composite to           Index, an index of stocks from 21 countries in
the right consists         Europe, Australia, New Zealand and Asia. Results
of accounts that           include reinvested dividends.
invest primarily in
ADRs, securities       /3/ The inception date of the composite was January 1,
that are U.S.              1994.
dollar-denominated.
Lazard believes and
represents that
investing in
ordinary shares
would have produced
substantially the
same performance.

Returns do not
reflect fees and
expenses associated
with any variable
annuity contract or
variable life
insurance policy,
and would be lower
if they did.

PACIFIC INVESTMENT MANAGEMENT COMPANY

                       This chart does not show you the performance of the
The chart to the       Inflation Managed Portfolio -- it shows the performance
right shows the        of similar accounts managed by PIMCO.
historical
performance of the     --------------------------------------------------------
PIMCO Real Return      Annual total returns/Average annual total returns for
Full Authority         the periods ending December 31, 2000
Composite. Each of
the two mutual                         PIMCO                    Lehman Brothers
funds in the                           Real Return              Inflation
composite has                          Full Authority           Linked
investment             Year/Period     Composite (%)/1/         Index (%)/2/
objectives,            --------------------------------------------------------
policies and           2000                   13.48                  13.18
strategies that are    1999                    5.71                   2.36
substantially          1998                    5.21                   3.95
similar to those of    1997/3/                 3.03                   2.08
the Inflation          --------------------------------------------------------
Managed Portfolio.     1 year                 13.48                  13.18
                       3 years                 8.07                   6.39
The composite          Since Inception/3/      7.09                   5.53
performance shows      --------------------------------------------------------
the historical
track record of the    /1/ This column shows performance of the composite
portfolio manager          after average advisory fees and operating expenses
and is not intended        charged to the accounts in the composite have been
to imply how the           deducted, including custody fees and other expenses
Inflation Managed          normally paid by mutual funds. The Inflation
Portfolio has              Managed Portfolio's fees and expenses may be higher
performed or will          than those reflected in the PIMCO Real Return Full
perform. Total             Authority Composite. Higher fees and expenses would
returns represent          reduce performance. Composite results are asset
past performance of        weighted and calculated on a monthly basis.
the PIMCO Real             Quarterly and annual composite performance figures
Return Full                are computed by linking monthly returns.
Authority Composite        Performance figures for each account are calculated
and not the                monthly. Monthly market values include income
Inflation Managed          accruals.
Portfolio.
                       /2/ This column shows the performance of the Lehman
Returns do not             Brothers Inflation Linked Index, an index of all
reflect fees and           outstanding Treasury inflation protected securities
expenses associated        (TIPS). Results include reinvested dividends.
with any variable
annuity contract or    /3/ The inception date of the composite was March 1,
variable life              1997. Total returns and expenses are not annualized
insurance policy,          for the first year of operations.
and would be lower
if they did.

INFORMATION FOR INVESTORS

                          The Pacific Select Fund is available only to people
                          who own certain variable annuity contracts or
                          variable life insurance policies. You do not buy,
                          sell or exchange shares of the fund's portfolios -
                          you choose investment options through your annuity
                          contract or life insurance policy. The insurance
                          company then invests in the portfolios of the Pacific
                          Select Fund according to the investment options
                          you've chosen. You'll find information about how this
                          works in the product prospectus or offering
                          memorandum.
                          -----------------------------------------------------
How share prices are      Each Pacific Select Fund portfolio is divided into
calculated                shares. The price of a portfolio's shares is called
                          its net asset value (NAV) per share. NAV per share forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares.

                          Each portfolio's NAV per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open, usually at or about 4:00 p.m. Eastern time. Generally, for any transaction, we'll use the next asset value calculated after we receive a request to buy, sell or exchange shares.

An example of how         The NAV per share is calculated by taking the total
we calculate net          value of a portfolio's assets, subtracting the
asset value per           liabilities, and then dividing by the number of share
share                     that have already been issued. The value of a
                          portfolio's assets is based on the total market value
 $80 million portfolio's  of all of the securities it holds. In general, the
             assets       value of each security is based on its actual or
-$ 3 million portfolio's estimated market value, with special provision for ------------ liabilities assets without readily available market quotes, for
 $77 million              short-term debt securities, and for situations where
/$ 7 million outstanding  market quotations are deemed unreliable or stale.
------------ shares       This special provision means a fair value for a
=        $11 net asset    security is determined under procedures adopted and
------------ per share    monitored by the fund's board of trustees. If the
                          NYSE closes early, each portfolio will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.
                          value

                          A delay may happen in any of the following situations:
                          . the NYSE closes on a day other than a regular
                            holiday or weekend
                          . trading on the NYSE is restricted
                          . an emergency exists as determined by the SEC, as a
                            result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                          . the SEC permits a delay for the protection of
                            shareholders.

                          Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in the portfolio's NAV. It's not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities. For a list of holidays observed, call Pacific Life or see the SAI.

                          Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares.

                          -----------------------------------------------------
Brokerage                 The fund has adopted a brokerage enhancement plan
enhancement plan          under which the fund, through its distributor,
                          Pacific Select Distributors, Inc., can ask Pacific
The brokerage             Life and each of the fund's portfolio managers to
enhancement plan          allocate transactions to particular brokers or
was adopted by the        dealers, subject to best price and execution, to help
fund pursuant to          promote the distribution of the fund's shares. In
Rule 12b-1 under          return for brokerage transactions, certain brokers and
the Investment            dealers may give brokerage credits, other benefits or
Company Act of            services or other compensation that, under the plan,
1940, and may be          may be used with broker-dealers to help obtain certain
considered a              distribution-related activities or services. These
distribution plan         credits or other compensation may be applied toward
because it uses a         another service or benefit provided by a broker-dealer
fund asset -              such as (but not limited to) the ability to promote
brokerage - to help       the fund at a conference or meeting sponsored by a
promote                   broker-dealer.
distribution of the
fund's shares.            The plan is not expected to increase brokerage costs
                          to a portfolio. The granting of brokerage credits or receipt of other compensation under the plan may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of fund shares or variable contracts in allocating brokerage.

FINANCIAL HIGHLIGHTS

The financial highlights table is designed to help you understand how the Pacific Select Fund portfolios have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single portfolio share. Total investment return indicates how much an investment in the portfolio would have earned, assuming all dividends and distributions had been reinvested. Financial highlights do not appear for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities or Global Growth Portfolios because these Portfolios started on January 2, 2001.

                                  Aggressive Equity Portfolio                   Emerging Markets Portfolio
                          ----------------------------------------------  -------------------------------------------
                              1996/2/     1997  1998/3/    1999     2000  1996/2/     1997     1998     1999  2000/6/
------------------------  ----------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   10.00    10.78    11.18   12.66    14.55    10.00     9.68     9.47     6.85    10.48
Plus income from
 investment operations
Net investment income
 (loss)                     $    0.01    (0.01)    0.01   (0.01)   (0.02)   (0.02)    0.06     0.10     0.03    (0.03)
Net realized and
 unrealized gain (loss)
 on securities              $    0.78     0.41     1.47    3.27    (2.98)   (0.30)   (0.22)   (2.64)    3.63    (3.71)
------------------------  ----------------------------------------------  -------------------------------------------
Total from investment
 operations                 $    0.79     0.40     1.48    3.26    (3.00)   (0.32)   (0.16)   (2.54)    3.66    (3.74)
Less distributions
Dividends from net
 investment income          $   (0.01)       -        -       -        -        -    (0.05)   (0.08)   (0.03)   (0.01)
Distributions from
 capital gains              $       -        -        -   (1.37)   (0.47)       -        -        -        -        -
------------------------  ----------------------------------------------  -------------------------------------------
Total distributions         $   (0.01)       -        -   (1.37)   (0.47)       -    (0.05)   (0.08)   (0.03)   (0.01)
Net asset value, end of
 year                       $   10.78    11.18    12.66   14.55    11.08     9.68     9.47     6.85    10.48     6.73
------------------------  ----------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %    7.86     3.78    13.22   27.35   (21.06)   (3.23)   (1.69)  (26.83)   53.56   (35.69)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $  49,849  122,752  218,712 466,360  447,461   44,083   99,425  106,570  217,030  178,903
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    1.02     0.86     0.89    0.85     0.84     2.18     1.46     1.46     1.41     1.30
 . before waivers,
   reimbursements and
   credits                  %    1.03     0.87     0.89    0.85     0.86     2.22     1.47     1.46     1.42     1.30
Ratios of net investment
 income (loss) to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %   (0.11)   (0.13)    0.01   (0.12)   (0.28)   (0.11)    0.80     1.42     0.74     0.01
 . before waivers,
   reimbursements and
   credits                  %   (0.12)   (0.13)    0.01   (0.13)   (0.30)   (0.14)    0.79     1.42     0.74    (0.00)
Portfolio turnover rate     %   79.86   189.21   184.42  100.85   171.29    47.63    69.60    29.82    48.52   120.01

                                     Diversified Research                         Small-Cap Equity Portfolio
                          ----------------------------------------------  -------------------------------------------
                                                                 2000/2/     1996     1997     1998     1999     2000
------------------------  ----------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                      10.00    18.57    21.45    24.61    22.92    29.79
Plus income from
 investment operations
Net investment income       $                                       0.03     0.08     0.05     0.02     0.05     0.15
Net realized and
 unrealized gain (loss)
 on securities              $                                       0.99     4.11     5.65     0.90     9.75    (6.51)
------------------------  ----------------------------------------------  -------------------------------------------
Total from investment
 operations                 $                                       1.02     4.19     5.70     0.92     9.80    (6.36)
Less distributions
Dividends from net
 investment income          $                                      (0.03)   (0.09)   (0.05)   (0.02)   (0.05)   (0.15)
Distributions from
 capital gains              $                                          -    (1.22)   (2.49)   (2.59)   (2.88)   (2.09)
------------------------  ----------------------------------------------  -------------------------------------------
Total distributions         $                                      (0.03)   (1.31)   (2.54)   (2.61)   (2.93)   (2.24)
Net asset value, end of
 year                       $                                      10.99    21.45    24.61    22.92    29.79    21.19
------------------------  ----------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %                                      10.21    23.62    30.27     2.69    47.52   (22.41)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                    144,898  167,335  246,555  267,958  425,107  582,644
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                       0.98     0.76     0.70     0.70     0.70     0.69
 . before waivers,
   reimbursements and
   credits                  %                                       0.99     0.76     0.70     0.70     0.70     0.69
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %                                       0.51     0.44     0.22     0.11     0.22     0.62
 . before waivers,
   reimbursements and
   credits                  %                                       0.50     0.43     0.21     0.11     0.22     0.61
Portfolio turnover rate     %                                      23.71    70.22    52.20    48.48    49.34    45.54

FINANCIAL HIGHLIGHTS

The information in the financial highlights tables for the years 1996 through 2000 is included and can be read in conjunction with the fund's financial statements, which are in the fund's annual report dated as of December 31, 2000. These financial statements have been audited by Deloitte & Touche LLP, independent auditors. Please turn to the back cover to find out how you can get a copy of the annual report.

                                          I-Net Tollkeeper                              Multi-Strategy Portfolio
                          -----------------------------------------------------  -------------------------------------------
                                                                        2000/2/     1996     1997     1998     1999     2000
                          -----------------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                             10.00    14.20    14.75    16.18    17.32    16.98

Plus income from
 investment operations
Net investment income       $                                             (0.04)    0.48     0.50     0.46     0.44     0.44
Net realized and
 unrealized gain (loss)
 on securities              $                                             (3.18)    1.20     2.23     2.34     0.74    (0.33)
------------------------  -----------------------------------------------------  -------------------------------------------
Total from investment
 operations                 $                                             (3.22)    1.68     2.73     2.80     1.18     0.11
Less distributions
Dividends from net
 investment income          $                                                 -    (0.48)   (0.50)   (0.46)   (0.43)   (0.43)
Distributions from
 capital gains              $                                                 -    (0.65)   (0.80)   (1.20)   (1.09)   (1.26)
------------------------  -----------------------------------------------------  -------------------------------------------
Total distributions         $                                                 -    (1.13)   (1.30)   (1.66)   (1.52)   (1.69)
Net asset value, end of
 year                       $                                              6.78    14.75    16.18    17.32    16.98    15.40
------------------------  -----------------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %                                            (32.17)   12.56    19.62    18.17     7.04     0.75

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                           115,554  225,619  367,128  576,424  739,506  762,502
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                              1.60     0.78     0.71     0.70     0.70     0.69
 . before waivers,
   reimbursements and
   credits                  %                                              1.63     0.78     0.71     0.71     0.70     0.70
Ratios of net investment
 income (loss) to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %                                             (1.03)    3.37     3.25     2.81     2.57     2.68
 . before waivers,
   reimbursements and
   credits                  %                                             (1.06)    3.37     3.25     2.81     2.56     2.67
Portfolio turnover rate     %                                             47.56   132.94    71.89   102.38   196.97   237.43
                                       Equity Income Portfolio                          Strategic Value Portfolio
                          -----------------------------------------------------  -------------------------------------------
                                 1996     1997       1998       1999       2000                                      2000/2/
                          -----------------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   18.21    20.45      24.47      26.89      27.75                                        10.00

Plus income from
 investment operations
Net investment income       $    0.24     0.20       0.20       0.24       0.22                                         0.03
Net realized and
 unrealized gain (loss)
 on securities              $    3.15     5.35       5.44       3.20      (1.98)                                       (0.25)
------------------------  -----------------------------------------------------  -------------------------------------------
Total from investment
 operations                 $    3.39     5.55       5.64       3.44      (1.76)                                       (0.22)

Less distributions
Dividends from net
 investment income          $   (0.24)   (0.20)     (0.20)     (0.24)    (0.22)                                        (0.02)
Distributions from
 capital gains              $   (0.91)   (1.33)     (3.02)     (2.34)    (2.31)                                            -
------------------------  -----------------------------------------------------  -------------------------------------------
Total distributions         $   (1.15)   (1.53)     (3.22)     (2.58)    (2.53)                                        (0.02)
Net asset value, end of
 year                       $   20.45    24.47      26.89      27.75      23.46                                         9.76
------------------------  -----------------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %   19.43    28.60      24.18      13.26      (6.71)                                       (2.19)

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 429,262  806,112  1,262,143  1,813,224  1,940,766                                       42,876
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.75     0.70       0.69       0.70       0.69                                         1.05
 . before waivers,
   reimbursements and
   credits                  %    0.75     0.70       0.70       0.70       0.69                                         1.44
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    1.31     0.91       0.84       0.91       0.85                                         1.30
 . before waivers,
   reimbursements and
   credits                  %    1.31     0.91       0.84       0.91       0.84                                         0.91
Portfolio turnover rate     %   94.95   105.93      80.78      69.34      45.41                                         9.88


                                   Growth LT Portfolio                                Focused 30 Portfolio
                    -----------------------------------------------------  -----------------------------------------------
                           1996     1997       1998       1999       2000                                          2000/2/
------------------  -----------------------------------------------------  -----------------------------------------------

OPERATING
PERFORMANCE
Net asset value,
 beginning of year    $   14.12    16.50      17.31      26.20      47.67                                            10.00
Plus income from
 investment
 operations
Net investment
 income (loss)        $    0.14     0.16      (0.04)      0.15       0.33                                             0.04
Net realized and
 unrealized gain
 (loss) on
 securities           $    2.37     1.51       9.86      23.95      (9.43)                                           (1.78)
------------------  -----------------------------------------------------  -----------------------------------------------
Total from
 investment
 operations           $    2.51     1.67       9.82      24.10      (9.10)                                           (1.74)
Less distributions
Dividends from net
 investment income    $   (0.13)   (0.09)     (0.05)         -      (0.22)                                           (0.04)
Distributions from
 capital gains        $       -    (0.77)     (0.88)     (2.63)     (7.05)                                               -
------------------  -----------------------------------------------------  -----------------------------------------------
Total
 distributions        $   (0.13)   (0.86)     (0.93)     (2.63)     (7.27)                                           (0.04)
Net asset value,
 end of year          $   16.50    17.31      26.20      47.67      31.30                                             8.22
------------------  -----------------------------------------------------  -----------------------------------------------
Total investment
 return/1/            %   17.87    10.96      58.29      98.08     (21.70)                                          (17.39)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 year (in
 thousands)           $ 438,154  677,147  1,279,759  3,655,851  3,575,195                                           48,949
Ratios of expenses
 to average net
 assets
 . after waivers,
   reimbursements
   and credits        %    0.87     0.82       0.80       0.79       0.79                                             1.05
 . before waivers,
   reimbursements
   and credits        %    0.87     0.82       0.80       0.79       0.80                                             1.37
Ratios of net
 investment income
 (loss) to average
 net assets
 . after waivers,
   reimbursements
   and credits        %    0.74     0.52      (0.08)     (0.33)      0.30                                             2.15
 . before waivers,
   reimbursements
   and credits        %    0.74     0.52      (0.08)     (0.33)      0.30                                             1.83
Portfolio turnover
 rate                 %  147.02   145.17     116.96     111.56      68.37                                            23.51

                                 Mid-Cap Value Portfolio                            International Value Portfolio
                    -----------------------------------------------------  -----------------------------------------------
                                                       1999/2/       2000     1996  1997/4/     1998       1999       2000
------------------  -----------------------------------------------------  -----------------------------------------------
OPERATING
PERFORMANCE
Net asset value,
 beginning of year    $                                  10.00      10.50    12.93    15.40    16.21      15.80      18.49
Plus income from
 investment
 operations
Net investment
 income               $                                   0.02       0.05     0.28     0.41     0.11       0.06       0.09
Net realized and
 unrealized gain
 (loss) on
 securities           $                                   0.50       2.54     2.54     1.00     0.90       3.37      (2.19)
------------------  -----------------------------------------------------  -----------------------------------------------
Total from
 investment
 operations           $                                   0.52       2.59     2.82     1.41     1.01       3.43      (2.10)
Less distributions
Dividends from net
 investment income    $                                  (0.02)     (0.05)   (0.23)   (0.29)   (0.17)     (0.12)     (0.02)
Distributions from
 capital gains        $                                      -      (0.14)   (0.12)   (0.31)   (1.25)     (0.62)     (0.52)
------------------  -----------------------------------------------------  -----------------------------------------------
Total
 distributions        $                                  (0.02)     (0.19)   (0.35)   (0.60)   (1.42)     (0.74)     (0.54)
Net asset value,
 end of year          $                                  10.50      12.90    15.40    16.21    15.80      18.49      15.85
------------------  -----------------------------------------------------  -----------------------------------------------
Total investment
 return/1/            %                                   5.22      24.91    21.89     9.28     5.60      22.82     (11.40)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 year (in
 thousands)           $                                107,434    406,528  454,019  764,036  996,215  1,683,446  1,635,737
Ratios of expenses
 to average net
 assets
 . after waivers,
   reimbursements
   and credits        %                                   0.97       0.88     1.07     1.02     1.00       1.01       0.96
 . before waivers,
   reimbursements
   and credits        %                                   0.97       0.98     1.07     1.03     1.00       1.01       0.96
Ratios of net
 investment income
 to average net
 assets
 . after waivers,
   reimbursements
   and credits        %                                   0.44       0.57     2.28     1.81     1.36       1.12       1.09
 . before waivers,
   reimbursements
   and credits        %                                   0.44       0.47     2.28     1.79     1.36       1.12       1.09
Portfolio turnover
 rate                 %                                  84.14     136.97    20.87    84.34    45.61      55.56      63.27

FINANCIAL HIGHLIGHTS



                                       Equity Index Portfolio                           Small-Cap Index Portfolio
                          -----------------------------------------------------  -------------------------------------------
                                 1996     1997       1998       1999    2000/5/                             1999/2/  2000/5/
------------------------  -----------------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   17.45    20.42      25.71      32.33      38.41                               10.00    11.74
Plus income from
 investment operations
Net investment income       $    0.37     0.37       0.38       0.39       0.35                                0.06     0.13
Net realized and
 unrealized gain (loss)
 on securities              $    3.42     6.13       6.83       6.24      (3.88)                               1.87    (0.55)
------------------------  -----------------------------------------------------  -------------------------------------------
Total from investment
 operations                 $    3.79     6.50       7.21       6.63      (3.53)                               1.93    (0.42)
Less distributions
Dividends from net
 investment income          $   (0.37)   (0.37)     (0.37)     (0.39)     (0.35)                              (0.06)   (0.13)
Distributions from
 capital gains              $   (0.45)   (0.84)     (0.22)     (0.16)     (0.41)                              (0.13)   (0.06)
------------------------  -----------------------------------------------------  -------------------------------------------
Total distributions         $   (0.82)   (1.21)     (0.59)     (0.55)     (0.76)                              (0.19)   (0.19)
Net asset value, end of
 year                       $   20.42    25.71      32.33      38.41      34.12                               11.74    11.13
------------------------  -----------------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %   22.36    32.96      28.45      20.59      (9.29)                              19.36    (3.61)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 393,412  874,136  1,496,457  2,423,611  2,585,065                             115,052  182,355
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.31     0.23       0.21       0.20       0.29                                0.75     0.60
 . before waivers,
   reimbursements and
   credits                  %    0.31     0.23       0.21       0.21       0.29                                0.94     0.62
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    2.05     1.61       1.33       1.14       0.96                                0.99     1.18
 . before waivers,
   reimbursements and
   credits                  %    2.04     1.61       1.33       1.13       0.96                                0.80     1.16
Portfolio turnover rate     %   20.28     2.58       2.48       4.16       4.13                               52.06    67.45
                                           REIT Portfolio                              Inflation Managed Portfolio
                          -----------------------------------------------------  -------------------------------------------
                                                             1999/2/       2000     1996     1997     1998     1999     2000
------------------------  -----------------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                  10.00       9.59    10.84    10.38    10.78    10.98    10.10
Plus income from
 investment operations
Net investment income       $                                   0.39       0.46     0.56     0.53     0.54     0.52     0.58
Net realized and
 unrealized gain (loss)
 on securities              $                                  (0.39)      2.65    (0.27)    0.42     0.42    (0.74)    0.58
------------------------  -----------------------------------------------------  -------------------------------------------
Total from investment
 operations                 $                                      -       3.11     0.29     0.95     0.96    (0.22)    1.16
Less distributions
Dividends from net
 investment income          $                                  (0.39)     (0.46)   (0.53)   (0.55)   (0.55)   (0.52)   (0.58)
Distributions from
 capital gains              $                                  (0.02)     (0.01)   (0.22)       -    (0.21)   (0.14)       -
------------------------  -----------------------------------------------------  -------------------------------------------
Total distributions         $                                  (0.41)     (0.47)   (0.75)   (0.55)   (0.76)   (0.66)   (0.58)
Net asset value, end of
 year                       $                                   9.59      12.23    10.38    10.78    10.98    10.10    10.68
------------------------  -----------------------------------------------------  -------------------------------------------
Total investment
 return/1/                  %                                  (0.01)     32.77     2.94     9.48     9.24    (1.95)   11.85
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $                                 50,101    168,942   97,542  129,900  190,428  428,174  572,827
Ratios of expenses to
 average net assets
 .after waivers,
  reimbursements and
  credits                   %                                   1.28       1.14     0.72     0.66     0.66     0.66     0.62
 .before waivers,
  reimbursements and
  credits                   %                                   1.28       1.14     0.72     0.67     0.66     0.66     0.65
Ratios of net investment
 income to average net
 assets
 .after waivers,
  reimbursements and
  credits                   %                                   6.09       5.16     5.33     5.39     5.16     5.19     5.77
 .before waivers,
  reimbursements and
  credits                   %                                   6.09       5.16     5.33     5.38     5.16     5.19     5.74
Portfolio turnover rate     %                                  20.24      18.22   307.13   203.01   266.83   370.28   589.38


                                      Managed Bond Portfolio                             Money Market Portfolio
                          ---------------------------------------------------  -----------------------------------------------
                                 1996     1997     1998       1999       2000     1996     1997     1998       1999       2000
------------------------  ---------------------------------------------------  -----------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   11.10    10.75    11.14      11.38      10.33    10.02    10.04    10.06      10.05      10.08
Plus income from
 investment operations
Net investment income       $    0.59     0.59     0.57       0.59       0.68     0.47     0.51     0.52       0.46       0.60
Net realized and
 unrealized gain (loss)
 on securities              $   (0.15)    0.44     0.40      (0.79)      0.47     0.02     0.01        -       0.03       0.01
------------------------  ---------------------------------------------------  -----------------------------------------------
Total from investment
 operations                 $    0.44     1.03     0.97      (0.20)      1.15     0.49     0.52     0.52       0.49       0.61
Less distributions
Dividends from net
 investment income          $   (0.57)   (0.60)   (0.58)     (0.59)     (0.66)   (0.47)   (0.50)   (0.53)     (0.46)     (0.60)
Distributions from
 capital gains              $   (0.22)   (0.04)   (0.15)     (0.26)         -        -        -        -          -          -
------------------------  ---------------------------------------------------  -----------------------------------------------
Total distributions         $   (0.79)   (0.64)   (0.73)     (0.85)     (0.66)   (0.47)   (0.50)   (0.53)     (0.46)     (0.60)
Net asset value, end of
 year                       $   10.75    11.14    11.38      10.33      10.82    10.04    10.06    10.05      10.08      10.09
------------------------  ---------------------------------------------------  -----------------------------------------------
Total investment
 return/1/                  %    4.25     9.92     9.20      (1.91)     11.53     5.07     5.28     5.29       4.94       6.18
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 260,270  468,575  765,989  1,090,978  1,613,748  322,193  451,505  479,121  1,057,072  1,256,358
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66       0.65       0.64     0.50     0.44     0.42       0.39       0.38
 . before waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66       0.66       0.65     0.50     0.44     0.43       0.40       0.38
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    5.71     5.72     5.40       5.68       6.42     4.93     5.17     5.17       4.87       6.01
 . before waivers,
   reimbursements and
   credits                  %    5.71     5.72     5.40       5.67       6.41     4.93     5.17     5.16       4.87       6.01
Portfolio turnover rate     %  386.16   230.87   230.99     374.74     406.54      N/A      N/A      N/A        N/A        N/A

                                     High Yield Bond Portfolio
                          ---------------------------------------------------
                                 1996     1997     1998       1999       2000
------------------------  ---------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $    9.79     9.94     9.98       9.34       8.81
Plus income from
 investment operations
Net investment income       $    0.79     0.78     0.78       0.78       0.82
Net realized and
 unrealized gain (loss)
 on securities              $    0.25     0.12    (0.55)     (0.53)     (1.13)
------------------------  ---------------------------------------------------
Total from investment
 operations                 $    1.04     0.90     0.23       0.25      (0.31)
Less distributions
Dividends from net
 investment income          $   (0.79)   (0.77)   (0.78)     (0.78)     (0.80)
Distributions from
 capital gains              $   (0.10)   (0.09)   (0.09)         -          -
------------------------  ---------------------------------------------------
Total distributions         $   (0.89)   (0.86)   (0.87)     (0.78)     (0.80)
Net asset value, end of
 year                       $    9.94     9.98     9.34       8.81       7.70
------------------------  ---------------------------------------------------
Total investment
 return/1/                  %   11.31     9.44     2.46       2.90      (3.72)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 184,744  311,125  389,385    448,747    424,967
Ratios of expenses to
 average net assets
 . after waivers,
   reimbursements and
   credits                  %    0.71     0.65     0.65       0.65       0.64
 . before waivers,
   reimbursements and
   credits                  %    0.71     0.66     0.66       0.66       0.65
Ratios of net investment
 income to average net
 assets
 . after waivers,
   reimbursements and
   credits                  %    8.28     7.89     8.18       8.65      10.04
 . before waivers,
   reimbursements and
   credits                  %    8.28     7.89     8.17       8.65      10.04
Portfolio turnover rate     %  120.06   103.19    75.27      52.38      70.45

FINANCIAL HIGHLIGHTS



                       /1/ Assumes all dividends and distributions have been
                           reinvested. Does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy. Total investment return not annualized for periods of less than one full year.

                       /2/ Operations commenced on April 1, 1996 for the
                           Aggressive Equity and Emerging Markets Portfolios, January 4, 1999 for the Mid-Cap Value, Small-Cap Index, and REIT portfolios, January 3, 2000 for the Diversified Research Portfolio, May 1, 2000 for the I-Net Tollkeeper Portfolio, and October 2, 2000 for the Strategic Value and Focused 30 Portfolios. The ratios of expenses and net investment income (loss) to average daily net assets are annualized.

                       /3/ Alliance Capital Management L.P. began managing the
                           portfolio on May 1, 1998. Another firm managed the portfolio before that date.

                       /4/ Morgan Stanley Asset Management managed the
                           portfolio from June 1, 1997 to December 31, 2000. Other firms managed the portfolio before that date.

                       /5/ Mercury Advisors began managing the portfolio on
                           January 1, 2000. Another firm managed the portfolio before that date.

                       /6/ Alliance Capital Management L.P. began managing the
                           portfolio on January 1, 2000. Another firm managed the portfolio before that date.

PACIFIC SELECT FUND    WHERE TO GO FOR MORE INFORMATION

The Pacific Select     You'll find more information about the Pacific Select
Fund is available      Fund in the following documents:
only to people who
own certain            Annual and semi-annual reports
variable annuity       The fund's annual and semi-annual reports list the
contracts or           holdings of the fund's portfolios, describe portfolio
variable life          performance, and tell you how investment strategies and
insurance policies.    portfolio performance have responded to recent market
You'll find out how    conditions and economic trends.
an annuity contract
or life insurance      Statement of Additional Information (SAI)
policy works in the    The SAI contains detailed information about each
product prospectus     portfolio's investments, strategies and risks, and is
or offering            considered to be part of this prospectus because it is
memorandum.            incorporated by reference.

Please contact the     You can get a copy of these documents at no charge by
fund's adviser,        calling or writing to Pacific Life. You can also get a
Pacific Life, if       copy of these documents by contacting the Securities
you have any           and Exchange Commission. The SEC may charge you a fee
questions about any    for this information.
of the Pacific
Select Fund
portfolios.

                       --------------------------------------------------------
How to contact         Pacific Life Insurance Company
Pacific Life           700 Newport Center Drive
                       Post Office Box 9000
                       Newport Beach, California 92660

                       Annuities: 1-800-722-2333
                       Life Insurance: 1-800-800-7681

                       --------------------------------------------------------
How to contact the     Public Reference Section of the SEC
SEC                    Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov




Form No. 1492-1A       SEC file number 811-5141